             As filed with the Securities and Exchange Commission

                             on December 28, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /
                                                                ---

   Pre-Effective Amendment No. /__/            Post-Effective Amendment No. /__/

                            SCUDDER PORTFOLIO TRUST
              (Exact Name of Registrant as Specified in Charter)

                Two International Place, Boston, MA 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

        Caroline Pearson, Esq.               Joseph R. Fleming, Esq.
        Scudder Kemper Investments, Inc.     Dechert
        Two International Place              Ten Post Office Square - South
        Boston, MA 02110-4103                Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                Shares of Beneficial Interest ($.01 par value)
              of Scudder Income Fund, a series of the Registrant

________________________________________________________________________________

   It is proposed that this filing will become effective on January 27, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                               TABLE OF CONTENTS

INTRODUCTION............................................................     __

PROPOSAL 1:  ELECTION OF TRUSTEES.......................................     __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF
             REORGANIZATION.............................................     __

             SYNOPSIS...................................................     __

             PRINCIPAL RISK FACTORS.....................................     __

             THE PROPOSED TRANSACTION...................................     __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
             AUDITORS...................................................     __

ADDITIONAL INFORMATION..................................................     __

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                  KEMPER INCOME AND CAPITAL PRESERVATION FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper Income and Capital Preservation Fund (the "Fund"), will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 4:00 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Fund.

     Proposal 2:  To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Income Fund, (ii) each shareholder of the Fund would receive shares of Scudder Income Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     Proposal 3:  To ratify the selection of Ernst & Young LLP as the independent auditors for the Fund for the Fund's current fiscal year.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                 By Order of the Board,

                                 /s/ Philip J. Collora

                                 Philip J. Collora
                                 Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                          PROXY STATEMENT/PROSPECTUS
                                MARCH [ ], 2001
                 Relating to the acquisition of the assets of
                  KEMPER INCOME AND CAPITAL PRESERVATION FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                 (800) [    ]

                                ---------------

            by and in exchange for shares of beneficial interest of
                             SCUDDER INCOME FUND,
                             a separate series of
                SCUDDER PORTFOLIO TRUST (the "Acquiring Trust")
                            Two International Place
                       Boston, Massachusetts 02110-4103
                                 (800) [    ]

                                ---------------

                                 INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of Kemper Income and Capital Preservation Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's auditors.

     In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Income Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of beneficial interest of Scudder Income Fund and the assumption by Scudder Income Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Income Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Income Fund and will receive shares of Scudder Income Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 25, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Proposals 1 and 2 arise out of a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), the investment manager of both the Fund and Scudder Income Fund, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the

Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Funds shareholders.

     Scudder Income Fund is a diversified series of shares of beneficial interest of the Acquiring Trust. The Acquiring Trust is an open-end management investment company organized as a Massachusetts business trust. The Fund, which is also diversified, is the only active series of shares of beneficial interest of Kemper Income and Capital Preservation Fund (the "Acquired Trust"), an open-end management investment company organized as a Massachusetts business trust.

     In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Income Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by either the Acquired Trust or by the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

     This Proxy Statement/Prospectus sets forth concisely the information about Scudder Income Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Income Fund, see Scudder Income Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated January 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

     Also incorporated herein by reference is Scudder Income Fund's statement of additional information dated March 1, 2001, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Income Fund at the telephone number or address listed above. A Statement of Additional Information, dated March [ ], containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Income Fund at the telephone number or address listed above. Shareholder
inquiries regarding Scudder Income Fund may be made by calling (800) [     ] and
shareholder inquiries regarding the Fund may be made by calling (800) [     ].
The information contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

     The Board of Trustees that oversees the Fund is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 24, 2001, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

     The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

     At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees of the Acquired Trust. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Trustees of the Acquiring Trust will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2).

     As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees (as defined below) of the two separate boards of Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Acquired Trust were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Fund and three of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper Fund, is a senior executive officer of Scudder Kemper. These eleven nominees are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

     The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

---------------------------------------------------------------------------
                                                                 Year First
Name (Date of Birth), Principal Occupation and Affiliations       Became a
                                                                   Board
                                                                   Member
---------------------------------------------------------------------------

John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First      1999
Chicago NBD Corporation/The First National Bank of
Chicago: 1996-1998 Executive Vice President and Chief Risk
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 Year First
Name (Date of Birth), Principal Occupation and Affiliations       Became a
                                                                   Board
                                                                   Member
---------------------------------------------------------------------------
Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,      1977
Business Resources Group; formerly, Executive Vice
President, Anchor Glass Container Corporation.
---------------------------------------------------------------------------
Linda C. Coughlin (1/1/52),*/(2)/ Managing Director, Scudder     2000
Kemper.
---------------------------------------------------------------------------
Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly, Executive    1980
Vice President, A.O. Smith Corporation (diversified
manufacturer).
---------------------------------------------------------------------------
James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,             Nominee
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
---------------------------------------------------------------------------
William F. Glavin (8/30/58),* Managing Director, Scudder         Nominee
Kemper.
---------------------------------------------------------------------------
Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,            1981
Chairman, Harnischfeger Industries, Inc.  (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and
chemicals); Director, Harnischfeger Industries, Inc.
---------------------------------------------------------------------------
Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,            1995
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.
---------------------------------------------------------------------------
Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New York    Nominee
University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly Director of Board of Pensions
Evangelical Lutheran Church in America.
---------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                               Year First
Name (Date of Birth), Principal Occupation and Affiliations    Became a
                                                                 Board
                                                                 Member
--------------------------------------------------------------------------
William P. Sommers (7/22/33),/(1)/ Consultant and Director,    1981
SRI Consulting; prior thereto, President and Chief Executive
Officer, SRI International (research and development); prior thereto, Executive Vice President,Iameter (medical
information and educational service provider); prior thereto,
Senior Vice President and Director, Booz, Allen & Hamilton
Inc.  (management consulting firm); Director, PSI Inc.,
Evergreen Solar, Inc. and Litton Industries.
--------------------------------------------------------------------------
John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the      Nominee
Board and Chief Executive Officer, Chicago Stock Exchange;
Director, Federal Life Insurance Company; President of the
Members of the Corporation and Trustee, DePaul University.
--------------------------------------------------------------------------

* Interested person of the Acquired Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
/(1)/ Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper .
/(2)/ Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
/(3)/ Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.

Trustees Not Standing for Re-Election:

--------------------------------------------------------------------------------
                                      Present Office with the Acquired Trust;
                                        Principal Occupation or Employment
Name (Date of Birth)                             and Directorships
--------------------                             -----------------
--------------------------------------------------------------------------------

Donald R. Jones (1/17/30)          Trustee; Retired; Director, Motorola, Inc.
                                   (manufacturer of electronic equipment and components); formerly, Executive Vice
                                   President and Chief Financial Officer,
                                   Motorola, Inc.

--------------------------------------------------------------------------------

Thomas W. Littauer (4/26/55)*      Chairman, Trustee and Vice President;
                                   Managing Director, Scudder Kemper; formerly,
                                   Head of Broker Dealer Division of Putnam
                                   Investment Management; formerly, President of
                                   Client Management Services for Fidelity
                                   Investments.

--------------------------------------------------------------------------------

*    Interested person of the Acquired Trust, as defined in the 1940 Act.

     Appendix 1 lists the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Acquired Trust.

     The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Committee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

     The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

     The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Acquired Trust. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Committee held one meeting during calendar year 2000.

Officers

     The following persons are officers of the Fund:

                                      Present Office with the
                                      Acquired Trust; Principal
Name (Date of Birth)                  Occupation or Employment              Year First Became an Officer/1/
--------------------                  ------------------------              ----------------------------
----------------------------------------------------------------------------------------------------------
Mark S. Casady (9/21/60)            President; Managing Director,           1998
                                    Scudder Kemper, formerly,
                                    Institutional Sales Manager
                                    of an unaffiliated mutual
                                    fund distributor.
----------------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)       Chairman, Trustee and Vice               1998
                                   President; Managing Director,
                                   Scudder Kemper; formerly, Head of
                                   Broker Dealer Division of an
                                   unaffiliated investment
                                   management firm during 1997;
                                   prior thereto, President of
                                   Client Management Services of an
                                   unaffiliated investment
                                   management firm from 1991 to 1996.
----------------------------------------------------------------------------------------------------------
Philip J. Collora (11/15/45)       Vice President and Secretary;            1989
                                   Attorney, Senior Vice President,
                                   Scudder Kemper.
----------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (12/3/52)         Vice President; Managing                 1998
                                   Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------
Robert S. Cessine ([__/__/__])     Vice President; [  ], Scudder            1994
                                   Kemper.
----------------------------------------------------------------------------------------------------------
Linda J. Wondrack (9/12/64)        Vice President; Senior Vice              1998
                                   President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------
John R. Hebble (6/27/58)           Treasurer; Senior Vice President,        1998
                                   Scudder Kemper.
----------------------------------------------------------------------------------------------------------
Maureen E. Kane (2/14/62)          Assistant Secretary; Vice                1998
                                   President, Scudder Kemper;
                                   formerly, Assistant Vice
                                   President of an unaffiliated
                                   investment management firm, prior
                                   thereto, Associate Staff Attorney
                                   of an unaffiliated investment
                                   management firm, and Associate,
                                   Peabody & Arnold (law firm).
----------------------------------------------------------------------------------------------------------
Caroline Pearson (4/1/62)          Assistant Secretary; Senior Vice         1998
                                   President, Scudder Kemper;
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                         Present Office with the
                        Acquired Trust; Principal
Name (Date of Birth)    Occupation or Employment           Year First Became an Officer/1/
--------------------    ------------------------           -------------------------------
------------------------------------------------------------------------------------------
                        formerly, Associate, Dechert
                        Price & Rhoads (law firm) 1989 to
                        1997.
------------------------------------------------------------------------------------------
Brenda Lyons (2/21/63)  Assistant Treasurer; Senior Vice      1998
                        President, Scudder Kemper.
------------------------------------------------------------------------------------------

/1/ The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Fund.

Compensation of Trustees and Officers

     The Fund pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Fund makes no direct payments to them.

     To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. The Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or retirement plan. However, the board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from the administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Acquired Trust who is not standing for re-election, will receive such a one-time benefit. The amount received on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Fund.

     Column (2) Aggregate compensation received by each Trustee from the Fund during calendar year 2000.

     Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

--------------------------------------------------------------------------------
                             Aggregate Compensation    Total Compensation From
Name of Trustee              from the Fund             Fund Complex/(2)(3)/
---------------              -------------             ------------
--------------------------------------------------------------------------------
John W. Ballantine            $  [   ]                  $  [   ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Donald L. Dunaway/(1)/        $  [   ]                    $  [   ]
--------------------------------------------------------------------------------
Lewis A. Burnham              $  [   ]                    $  [   ]
--------------------------------------------------------------------------------
Robert B. Hoffman             $  [   ]                    $  [   ]
--------------------------------------------------------------------------------
Donald R. Jones               $  [   ]                    $  [   ]
--------------------------------------------------------------------------------
Shirley D. Peterson           $  [   ]                    $  [   ]
--------------------------------------------------------------------------------
William P. Sommers            $  [   ]                    $  [   ]
--------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Fund, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $_______.

/(2)/ Includes compensation for service on the boards of [_] Kemper trusts/corporations comprised of [_] funds. Each Trustee currently serves on the boards of [_] Kemper trusts/corporations comprised of [_] funds.

/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled $_______, $_______, $_______, $_______, $_______, $_______
and $_______ for Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively.

                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                      PROPOSAL 2:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Income Fund in exchange for Class A, Class B, Class C and Class I shares of Scudder Income Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Income Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder Income Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class A, Class B, Class C and Class I shareholders of Scudder Income Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

     The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, Scudder Kemper provides or pays for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administration agreement, transfers substantially all of the risk of increased costs to Scudder Kemper. Likewise, Scudder Kemper receives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder Income Fund has implemented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, Scudder Kemper has proposed extending this administrative fee structure to those funds currently offered under the Kemper name.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay a portion of the estimated costs of the Reorganization allocated to Class A, Class B, Class C and Class I shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class A, Class B, Class C and Class I shares and all of the costs of the Reorganization that exceed estimated costs.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This Section will help you compare the investment objectives and policies of the Fund and Scudder Income Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of the Funds (and, consequently, the risks of investing in either Fund) are similar. Some differences do exist. The investment objective of Scudder Income Fund is to provide high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital. The investment objective of the Fund is to seek as high a level of current income as is consistent with reasonable risk, preservation of capital and ready marketability of its portfolio by investing primarily in a diversified portfolio of investment-grade debt securities. Both Funds have the same portfolio manager and are managed in a substantially similar manner. There can be no assurance that either Fund will achieve its investment objective.

     Scudder Income Fund normally invests at least 65% of its total assets in bonds of the three highest quality ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P"), while the Fund normally invests at least 80% of its total assets in bonds rated in the top four credit quality grades. Each Fund can buy many types of income-producing securities, among them corporate bonds (historically the backbone of Scudder Income Fund's portfolio), U.S. Government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The Fund may invest up to 25% of its total assets in bonds of foreign issuers, while Scudder Income Fund has no stated limit. Scudder Income Fund may invest up to 20% of its total assets in "high-yield" or "junk" bonds of the fifth and sixth quality ratings of Moody's or

S&P (i.e., as low as grade B). The Fund may also invest up to 20% of its total assets in junk bonds, but is not subject to a floor on the credit quality of those bonds.

     In deciding which securities to buy and sell for the Fund, the Investment Manager uses independent analysis to look for bonds of companies whose fundamental business prospects and cash flows are expected to improve, while also considering valuation, preferring those bonds that appear attractively priced in comparison to similar issues. For Scudder Income Fund, the Investment Manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds for Scudder Income Fund, the Investment Manager uses independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit.

     Although each Fund may adjust its duration (a measure of sensitivity to interest rate movements), the Investment Manager generally intends to keep it between 4 and 6 years for each Fund. Also, while the Funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the Investment Manager does not intend to use them as principal investments and, with respect to Scudder Income Fund, might not use them at all.

     The Funds' fundamental investment restrictions, as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. The Funds' non-fundamental investment restrictions (i.e., those changeable by the Board without shareholder approval), as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical, except that: (i) Scudder Income Fund may not lend portfolio securities in an amount greater than 5% of its total assets, while the Fund may not lend portfolio securities in an amount greater than one third of its total assets, and (ii) the Fund, and not Scudder Income Fund, has a stated non-fundamental investment restriction limiting the Fund's investments in illiquid securities to no more than 15% of its net assets. Both Funds are, however, subject to such a restriction pursuant to applicable regulation. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder Income Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended January 31, 2000 was 81%. The portfolio turnover rate for the Fund for the fiscal year ended October 31, 2000 was 234%. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Comparative Considerations

     The portfolio characteristics of the combined Fund after the Reorganization will reflect the blended characteristics of the Fund and Scudder Income Fund. The following characteristics are as of [ ], 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date.

-----------------------------------------------------------------------------------------------------
                            Avg.        Avg.             Portfolio Quality(3)
                        Maturity    Duration
            Yield(1)  (Years)(2)  (Years)(2)
                                             --------------------------------------------------------
                                             AAA         AA         A           BBB        Unrated
-----------------------------------------------------------------------------------------------------
Fund

Scudder Income
Fund
New (Pro forma)(4)
-----------------------------------------------------------------------------------------------------

(1) The yield provided for the Fund represents the yield for its Class A shares and the yield provided for Scudder Income Fund represents the yield for its Class S shares, for the 30 days ended ____________, 2000. The yield is computed by dividing the net investment income per share earned during a specified one month or 30-day period by the maximum offering price per share on the last day of the period. In the case of the Class S shares of Scudder Income Fund, the maximum offering price was calculated using the up-front sales charge [and the current expense ratio] applicable to the Fund's Class A shares. The pro forma yield reflects the Class A shares up-front sales charge and estimated expense ratio of the combined Fund, giving effect to the Reorganization, and, therefore, is not necessarily indicative of the actual yield to any particular shareholder. The yield for other classes of shares would vary.

(2) Both dollar-weighted average maturity and duration reflect the sensitivity of a Fund to interest rate fluctuations. The average dollar-weighted maturity of a Fund is the dollar-weighted average of the stated maturities of all debt instruments held by the Fund. Duration is the weighted present value of principal and interest payments expressed in years and may more accurately measure a Fund's sensitivity to incremental changes in interest rates than average maturity. Other factors being equal (e.g., portfolio quality), a Fund with a longer maturity and duration reacts more strongly to interest rate changes than a Fund with a shorter maturity and duration. For example, a Fund with a duration of five (5) years is expected to experience a price decrease of roughly five percent (5%) for each percent increase in interest rates while a comparable fund with a duration of four (4) years is expected to experience a price decrease of roughly four percent (4%) for the same change in interest rates.

(3) Represents the higher of ratings by Moody's and S&P. See Annex A to the Statement of Additional Information for a general description of Moody's and S&P's ratings.

(4) Reflects the blended characteristics of the Fund and Scudder Income Fund as of ______________, 2000.

Performance

          The following table shows how the returns of the Fund and Scudder Income Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder Income Fund's performance for the fiscal year ended January 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

     Pursuant to separate contracts, both Funds pay the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of January 31, 2000, Scudder Income Fund had total net assets of $687,855,292. For the fiscal year ended January 31, 2000, Scudder Income Fund paid the Investment Manager a fee of 0.12% (after waivers) of its average daily net assets. For the fiscal year ended January 31, 2000 and for the period February 1, 2000 to July 31, 2000, the investment management fee payable for Scudder Income Fund was equal to 0.65% on the first $200 million of the Fund's average daily net assets, 0.60% on the next $300 million of such net assets and 0.55% on such net assets in excess of $500 million. In addition, the Investment Manager had contractually agreed to cap Scudder Income Fund's total operating expenses at 0.95% of its average daily net assets for the fiscal year ended January 31, 2000 and for the period February 1, 2000, to July 31, 2000. As of October 31, 2000, the Fund had total net assets of $412,269,288.
For the fiscal year ended October 31, 2000, the Fund paid the Investment Manager a fee of 0.53% of its average daily net assets.

     Currently the fee schedules for the Fund and Scudder Income Fund are as follows:


--------------------------------------------------------------------------------------------------------------
                        Fund                                            Scudder Income Fund
--------------------------------------------------------------------------------------------------------------
Average Daily Net Assets                 Fee Rate               Average Daily Net Assets           Fee Rate
------------------------                 --------               ------------------------           --------
First $250 million                       0.55%                   First $200 million                 0.650%
Next $750 million                        0.52%                   Next $300 million                  0.600%
Next $1.5 billion                        0.50%                   Next $500 million                  0.550%
Next $2.5 billion                        0.48%                   Next $500 million                  0.525%
Next $2.5 billion                        0.45%                   Over $1.5 billion                  0.500%
Next $2.5 billion                        0.43%
Next $2.5 billion                        0.41%
Over $12.5 billion                       0.40%
-------------------------------------------------------------------------------------------------------------

     Scudder Kemper has proposed that Scudder Income Fund adopt the lower fee schedule of the Fund stated in the table above. The effectiveness of the new investment management agreement for Scudder Income Fund and the Closing are contingent upon each other. Based upon each Fund's average net assets for the twelve months ended September 30, 2000, the effective advisory fee rate for Scudder Income Fund after the Reorganization would be 0.52% of average daily net assets, giving effect to the proposed new investment management agreement.

Administrative Fee

     Scudder Income Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Income Fund (other than those provided by Scudder Kemper under its investment management agreement with that
Fund) in exchange for the payment by Scudder Income Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.30%, 0.30%, 0.20% and 0.10% of average daily net assets attributable to the Class A, Class B, Class C and Class I shares, respectively, after waivers of 0.025%, 0.075% and 0.15% of the Administrative Fee for Class A, Class B and Class C, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current services agreement and underwriting and distribution services agreement with Scudder Income Fund are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Income Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Income Fund pursuant to separate agreements. These Service Providers may differ from the current service providers for the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Income Fund and maintains its accounting records. Kemper Service Company, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B, Class C and Class I shares of Scudder Income Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of Scudder Income Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Income Fund.

     Under the Administration Agreement, each Service Provider provides the services to Scudder Income Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Income Fund and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Income Fund pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect with respect to the Class A, Class B, Class C and Class I shares for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee Scudder Income Fund. The fee payable by Scudder Income Fund to Scudder Kemper pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Income Fund's custodian for cash balances.

     Certain expenses of Scudder Income Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Income Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees" below.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B, Class C and Class I shares of Scudder Income Fund, and compares these with the expenses of the Fund. [Statement to be inserted comparing expenses.] Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                            Expense Comparison Table
                                 Class A Shares


                                               Scudder
                                               Income              Pro Forma
Shareholder Fees               Fund             Fund             (Combined)(1)
----------------               ----             ----              --------

Maximum Sales Charge (Load) Imposed on Purchases       4.50%             4.50%                    4.50%
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)        None              None                     None
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on        None              None                     None
reinvested dividends

Redemption Fee (as a percentage of amount              None              None                     None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                        0.54%             0.60%                    0.52%

Rule 12b-1/ASF Fees                                    0.22%             0.25%                    0.22%

Other Expenses                                         0.27%             0.33%(3)                 0.33%

Total Annual Fund Operating Expenses                   1.03%             1.18%                    1.07%

Expense Waiver                                         None              0.03%(4)                 0.03%(3)

Net Annual Fund Operating Expenses                     1.03%             1.15%                    1.04%

Expense Example of Total Operating
----------------------------------
Expenses at the End of the Period(5)
------------------------------------

One Year                                             $  550            $  562                   $  551

Three Years                                          $  763            $  802                   $  769

Five Years                                           $  993            $1,064                   $1,008

Ten Years                                            $1,653            $1,812                   $1,692

  ================
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Income Fund to be effective upon the Reorganization and the implementation of Scudder Income Fund's Administration Agreement and distribution plan.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge for shares sold during the first year after purchase and .50% for the second year after purchase.
(3) Restated to reflect the implementation of Scudder Income Fund's Administration Agreement.
(4) By contract, Scudder Kemper has agreed to waive 0.025% of the Administrative Fee for Class A shares until September 30, 2003, the initial term of the Administration Agreement.

(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.


                            Expense Comparison Table
                                 Class B Shares


                                                                         Scudder
                                                                          Income            Pro Forma
Shareholder Fees                                           Fund           Fund             (Combined)(1)
----------------                                           ----           ----             ----------
Maximum Sales Charge (Load) Imposed on Purchases           None                None              None
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)            4.00%               4.00%             4.00%
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on            None                None              None
reinvested dividends

Redemption Fee (as a percentage of amount                  None                None              None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                            0.54%                0.60%            0.52%

Rule 12b-1/ASF Fees                                        1.00%                1.00%            1.00%

Other Expenses                                             0.38%                0.38%(3)         0.38%

Total Annual Fund Operating Expenses                       1.92%                1.98%            1.90%

Expense Waiver                                             None                 0.08%(4)         0.08%(4)

Net Annual Fund Operating Expenses
                                                           1.92%                1.90%            1.82%
Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the Period(5)
-------------------------------------------------

One Year                                                 $  595               $  593           $  585

Three Years                                              $  903               $  906           $  889

Five Years                                               $1,237               $1,252           $1,219

Ten Years                                                $1,798               $1,896           $1,800

                                                                         Scudder
                                                                          Income                 Pro Forma
                                                       Fund                Fund                (Combined)(1)
                                                       ----                ----                -------------
Expense Example of Total Operating
----------------------------------
Expenses Assuming No Redemption at the
--------------------------------------
End of the Period(5)
-----------------
One Year                                              $  195               $  193                 $  185

Three Years                                           $  603               $  606                 $  589

Five Years                                            $1,037               $1,052                 $1,019

Ten Years                                             $1,798               $1,896                 $1,800

  ___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Income Fund to be effective upon the Reorganization and the implementation of Scudder Income Fund's Administration Agreement and distribution plan.
(2) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(3) Restated to reflect the implementation of Scudder Income Fund's Administration Agreement.
(4) By contract, Scudder Kemper has agreed to waive 0.075% of the Administrative Fee for Class B shares until September 30, 2003, the initial term of the Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                            Expense Comparison Table
                                 Class C Shares

                                                                         Scudder
                                                                          Income                 Pro Forma
                                                       Fund                Fund                (Combined)(1)
                                                       ----                ----                ----------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on Purchases       None                None                     None
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)        1.00%               1.00%                    1.00%
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on        None                None                     None
reinvested dividends

Redemption Fee (as a percentage of amount              None                None                     None
redeemed, if applicable)

                                                                               Scudder
                                                                               Income                  Pro Forma
                                                           Fund                 Fund                   (Combined)(1)
                                                           ----                 ----                   ----------
Annual Fund Operating Expenses (unaudited)
------------------------------
(as a % of average net assets)
------------------------------
Management Fees                                            0.54%                0.60%                     0.52%

Rule 12b-1/ASF Fees                                        1.00%                1.00%                     1.00%

Other Expenses                                             0.21%                0.35%(3)                  0.35%

Total Annual Fund Operating Expenses                       1.75%                1.95%                     1.87%

Expense Waiver                                             None                 0.15%(4)                  0.15%(3)

Net Annual Fund Operating Expenses                         1.75%                1.80%                     1.72%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the Period(5)
--------------------------------------------

One Year                                                 $  278               $  283                    $  275

Three Years                                              $  551               $  582                    $  558

Five Years                                               $  949               $1,024                    $  982

Ten Years                                                $2,062               $2,250                    $2,165

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                                 $  178               $  183                    $  175

Three Years                                              $  551               $  582                    $  558

Five Years                                               $  949               $1,024                    $  982

Ten Years                                                $2,062               $2,250                    $2,165

  ===========
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Income Fund to be effective upon the Reorganization and the implementation of Scudder Income Fund's Administration Agreement and distribution plan.
(2) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect the implementation of Scudder Income Fund's Administration Agreement.
(4) By contract, Scudder Kemper has agreed to waive 0.15% of the Administrative Fee for Class C shares until September 30, 2003, the initial term of the Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                            Expense Comparison Table
                                 Class I Shares

                                                                          Scudder
                                                                           Income                  Pro Forma
Shareholder Fees                                      Fund                  Fund                 (Combined)(1)
----------------                                     -----                  ----                  -----------
Maximum Sales Charge (Load) Imposed on                    None                  None                      None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                  None                  None                      None
(Load) (as % of redemption proceeds)

                                                          None                  None                      None
Maximum Deferred Sales Charge (Load) imposed
on reinvested dividends

Redemption Fee (as a percentage of amount                 None                  None                      None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                           0.54%                 0.60%                     0.52%

Rule 12b-1/ASF Fees                                       None                  None                      None

Other Expenses                                            0.15%                 0.10%(2)                  0.10%

Total Annual Fund Operating Expenses                      0.69%                 0.70%                     0.62%

Expense Example of Total Operating Expenses
 at the End of the Period(3)
-------------------------

One Year                                                 $  70                $   72                     $  63

Three Years                                              $ 221                 $ 224                     $ 199

Five Years                                               $ 384                 $ 390                     $ 346

Ten Years                                                $ 859                 $ 871                     $ 774

  ================
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management fee for Scudder Income Fund to be effective upon the Reorganization and the implementation of Scudder Income Fund's Administration Agreement.
(2) Restated to reflect the implementation of Scudder Income Fund's Administration Agreement.
(3) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Scudder Income Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, acts as the principal underwriter and distributor of the Class A, Class B, Class C and Class I shares of that Fund and acts as agent of the Fund in the continuing offer of such shares. Scudder Income Fund has adopted distribution plans on behalf of Class A, Class B and Class C in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Income Fund pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder Income Fund, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Income Fund authorize the payment of the services fee. The fact that the services fee is authorized by Scudder Income Fund's distribution plans does not change the fee rate or affect the nature or quality of the services provided by KDI.

     Pursuant to the services agreement with Scudder Income Fund, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Income Fund. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Income Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges, and Redemptions

     Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges, and redemptions of Class A, Class B, Class C and Class I shares of Scudder Income Fund are identical to those of the Fund. Shares of Scudder Income Fund are exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

     Corresponding classes of shares of Scudder Income Fund have identical sales charges to those of the Fund. Scudder Income Fund has a maximum initial sales charge of 4.50% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase. Class I shares are sold without a front-end sales charge or a CDSC.

     Class A, Class B, Class C and Class I shares of Scudder Income Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Income Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Income Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

     Services available to shareholders of Class A, Class B, Class C and Class I shareholders of Scudder Income Fund will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, and exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B, Class C and Class I shares, and reinvestment privileges. Please see the Fund's prospectus for additional information.

Dividends and Other Distributions

     The Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized capital gains at least annually. Scudder Income Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of Scudder Income Fund's fiscal year on January 31. Each Fund may make an additional distribution if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same class of that Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Certain shareholders of the Fund also have the option of having dividends invested in shares of the same class of another Kemper fund at the net asset value of such class of such other fund. For retirement plans, reinvestment is the only option.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds

     Charter Documents.

     Each of the Acquired Trust and the Acquiring Trust is established as a Massachusetts business trust pursuant to separate Declarations of Trust. Although the organizational documents of the Acquired Trust and the Acquiring Trust are similar, some differences do exist. The more significant differences are listed below.

     . A vote of a majority of the Acquired Trust's outstanding shares is required to remove a trustee from office; a vote of two-thirds of the Acquiring Trust's outstanding shares is required to remove a trustee from office.

     . A special meeting of Fund shareholders may be called by shareholders holding at least 25% (or 10% if the purpose is to determine the removal of a Trustee) of the Fund's shares then outstanding; 10% of Scudder Income Fund's shares then outstanding are required to call a special meeting of its shareholders.

     Trustees and Officers.

     The Trustees of the Fund, currently and as proposed under Proposal 1, are different from those of Scudder Income Fund. As described in Scudder Income Fund's prospectus that has been included in the materials that you received with this document, the following individuals comprise the Board of Trustees of Scudder Income Fund: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel, and Steven Zaleznick. In addition, the officers of the Fund and Scudder Income Fund are different. (See Proposal 1 and the Statement of Additional Information for further information.)

     Fiscal Year.

     The Fund's fiscal year-end is October 31. Scudder Income Fund's fiscal year-end is January 31.

     Auditors.

     The Fund's auditors are Ernst & Young LLP. Scudder Income Fund's auditors are PricewaterhouseCoopers LLP.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                *                      *                      *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the principal risks presented by the Scudder Income Fund are similar to those presented by the Fund. The main risks applicable to each Fund include, among others, management risk (i.e., securities selection by the

Investment Manager), risk associated with interest rates, and risk associated with credit quality. Credit quality risk may be more pronounced for the Fund than for Scudder Income Fund because Scudder Income Fund generally invests primarily in the top three credit grades, while the Fund generally invests primarily in the top four credit grades. In addition, investments in high yield securities, or "junk bonds," entail relatively greater risk of loss of income and principal than investments in higher rated securities, and may fluctuate more in value. This risk may affect both Funds, but may be more pronounced for the Fund, which may invest in lower quality high-yield bonds than Scudder Income Fund. If interest rates drop significantly, holders of mortgages represented by mortgage-backed securities are more likely to refinance, thus prepaying their obligations and potentially forcing a Fund, to the extent that it invests in mortgage-backed securities, to reinvest in securities that pay lower interest rates. In addition, to the extent that a Fund invests in foreign securities, it may be exposed to the risks associated with such investments and foreign currency risk. While both Funds may invest in foreign debt securities denominated in currencies other than the U.S. dollar, Scudder Income Fund is permitted to do so to a greater extent than the Fund and may, therefore, have more exposure to the risks of investing in such securities and foreign currency risk. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to Scudder Income Fund and the Fund, see "Investment Objectives, Policies and Restrictions of the Funds" above, and each Fund's prospectus and statement of additional information, which are incorporated by reference herein.

III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Income Fund in exchange for that number of full and fractional Class A, Class B, Class C and Class I shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Income Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B, Class C and Class I shares received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B, Class C and Class I Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Income Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B, Class C and Class I shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A, Class B, Class C or Class I shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B, Class C or Class I shares of Scudder Income Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B, Class C or

Class I shares of Scudder Income Fund received by the shareholder in connection with the Reorganization.

     The obligations of the Fund and the Acquiring Trust, on behalf of Scudder Income Fund, under the Plan are subject to various conditions, as stated therein, which includes Scudder Income Fund's adoption of a new investment management agreement. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by [ ], 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Income Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

     As discussed above, the Reorganization is part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis--Background of the Reorganization" above. This initiative includes five major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24th meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain related proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay a portion of the estimated costs of the Reorganization allocated to Class A, Class B, Class C and Class I shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class A, Class B, Class C and Class I shares and all of the costs of the Reorganization that exceed estimated costs.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Income Fund after the Reorganization, and between the estimated operating expenses of Scudder Income Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) prospects for Scudder Income Fund to attract additional assets; and (f) the investment performance of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

     Costs. The anticipated costs of the Reorganization allocable to the Fund are $173,271, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Of these costs, $21,399 (17.97%) of its allocable portion of $119,083 will be borne by the Fund's Class A shares, $1,562 (3.73%) of its allocable portion of $41,901 will be borne by the Fund's Class B shares, $936 (8.36%) of its allocable portion of $11,197 will be borne by the Fund's Class C shares, and $944

(86.61%) of its allocable portion of $1,090 will be borne by the Fund's Class I shares. Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder Income Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________).

     The costs of the Reorganization borne by the Fund have been (or will soon
be) expensed, resulting in a reduction of [$0.0005, $0.0001, $0.0004 and $0.0012] of Class A, Class B, Class C and Class I shares', respectively, net
asset value per share based on [         ], 2000 net assets for the Fund.
Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Reorganization within six months after the Closing.

     Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of the Fund's portfolio as a result of the Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of the Fund, as a percentage of the assets of the combined fund, as a result of the Reorganization. Scudder Kemper estimated such turnover to be 10%, [which would result in estimated brokerage expenses and/or transaction costs of $[0.0005] (less than $0.01 per share of the Fund), which the Trustees considered were immaterial]. These estimates were based upon current market conditions at the time and any actual costs will be dependent upon liquidity and market conditions at the Closing. In a "bear" market, for example, such costs could be substantially higher and could result in capital losses.

     Potential Tax Consequences. Although the Reorganizations will be achieved on a federally tax-free basis (see "Federal Income Tax Consequences"), there are differences in the Funds' realized or unrealized capital gains or losses and
capital loss carry forwards, which at [         ], 2000 were as follows
(although they may differ at the time of the Closing):

                            [Charts to be inserted]

     As noted above, under the terms of the Plan, shareholders of the Fund will receive shares of Scudder Income Fund in an amount equal to the relative net asset value of their Fund shares. The Trustees considered whether an adjustment in this formula should be made for the above tax differentials. The Trustees determined that no adjustment should be made because the potential tax consequences were not material, quantifiable or predictable because of (1) uncertainties as to the amounts of any actual future realization of capital gains or losses in view of future changes in portfolio values, (2) the exemption of some shareholders from federal income taxation, and (3) the differing consequences of federal and various other income taxation upon a distribution received by each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to the shareholder. Shareholders should, however, review their own tax situation to determine what effect, if any, these potential tax differences may have on them.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder Income Fund is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. Scudder Income Fund is one of three series of the Acquiring Trust. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The shares of Scudder Income Fund are currently divided into six classes, Class AARP, Class S, Class A, Class B, Class C and Class I. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Board of Trustees of the Acquiring Trust are borne by the class incurring such expenses.

     Each share of each class of Scudder Income Fund represents an interest in Scudder Income Fund that is equal to and proportionate with each other share of that class of Scudder Income Fund. Scudder Income Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Income Fund, other than as described above in "Other Differences Between the Funds - Charter Documents."

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Income Fund of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B, Class C and Class I shares and the assumption by Scudder Income Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Income Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Income Fund in exchange solely for Class A, Class B, Class C and Class I shares and the assumption by Scudder Income Fund of all of the liabilities of the Fund or upon the distribution of the Class A, Class B, Class C and Class I shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Income Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Income Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Income Fund upon the receipt of the assets of the Fund in exchange for Class A, Class B, Class C and Class I shares and the assumption by Scudder Income Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B, Class C and Class I shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A, Class B, Class C and Class I shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B, Class C and Class I shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Scudder Income Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Income Fund will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Scudder Income Fund and the Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                                   Scudder       Scudder Corporate                           Pro Forma         Pro Forma
                                 Income Fund        Bond Fund(6)              Fund          Adjustments        (Combined)
                                 -----------        ------------              ----          -----------        ----------
Net Assets
Class S Shares                  $639,400,340           $40,352,239                                (3)       $     679,752,579
Class AARP Shares               $179,024,337                                                      (4)       $     179,024,337
Class A Shares                                                            $308,849,706            (5)       $     308,849,706
Class B Shares                                                            $ 77,495,608            (5)       $      77,495,608
Class C Shares                                                            $ 19,108,803            (5)       $      19,108,803
Class I Shares                                                            $  6,224,678            (5)       $       6,224,678
                                                                                                            -----------------
Total Net Assets                                                                                               $1,270,455,711/(2)/
                                                                                                            =================

Shares Outstanding
Class S Shares                     52,003,479             3,554,485                         (273,815)       $      55,284,149
Class AARP Shares                  14,584,301                                                               $      14,564,301
Class A Shares                                                              38,637,583   (13,527,851)       $      25,109,732
Class B Shares                                                               9,736,221    (3,435,765)               6,300,456
Class C Shares                                                               2,391,283      (837,722)       $       1,553,561
Class I Shares                                                                 779,900      (273,829)       $         506,071

Net Asset Value per Share
Class S Shares                   $      12.30           $     11.35                                         $           12.30
Class AARP Shares                $      12.29                                                               $           12.29
Class A Shares                                                            $       7.99                      $           12.30
Class B Shares                                                            $       7.96                      $           12.30
Class C Shares                                                            $       7.99                      $           12.30
Class I Shares                                                            $       7.98                      $           12.30

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Income Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Income Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of Scudder Income Fund's Administration Agreement.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxx and $xxxx to be borne by the Class S shares of Scudder Income Fund and Scudder Corporate Bond Fund, respectively.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Class AARP shares of Scudder Income Fund.

(5) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund.

(6) On [ ], 2000, the net assets of Scudder Corporate Bond Fund were acquired by Scudder Income Fund.

   The Board of Trustees unanimously recommends that the shareholders of the
                    Fund vote in favor of this Proposal 2.

PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS

          The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                    Fund vote in favor of this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA
02110-4103, or by calling 1-800-[       ].

          The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Fund voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting.  As of February 5, 2001, there were [        ] Class A shares, [     ]
Class B shares, [             ] Class C shares and [             ] Class I
shares of the Fund outstanding.

          [As of December 31, 2000, the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of each class of Scudder Income Fund.] Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares. To the best knowledge of the Fund and the Acquiring Trust, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares, except as stated on Appendix 2.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ].  Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



/s/ Philip J. Collora
Philip J. Collora
Secretary

                       INDEX OF EXHIBITS AND APPENDICES


EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION.....................

EXHIBIT B:  MANAGEMENT'S DISCUSSION OF SCUDDER INCOME FUND'S PERFORMANCE.....

APPENDIX 1:  TRUSTEE AND NOMINEE SHAREHOLDINGS...............................

APPENDIX 2:  BENEFICIAL OWNERS OF FUND SHARES................................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [     ], 2001, by and among Scudder Portfolio Trust (the
"Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder Income Fund (the "Acquiring Fund"), a separate series of the Acquiring Trust, Kemper Income and Capital Preservation Fund (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of Kemper Income and Capital Preservation Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), the only active series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110-4103. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B, Class C and Class I shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to the Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class A, Class B, Class C or Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B, Class C and/or Class I Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B, Class C and/or Class I share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 25, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. State Street, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B, Class C and Class I Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired

Fund, the only active series of the Acquired Trust, is duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

          (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result
(i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended October 31, [1999], have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since October 31, [1999], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of State Street, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust's Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended January 31, [1999], have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since January 31, [1999], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired

Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

           (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.


     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have [(i) adopted a new investment management agreement and (ii)] entered into an administrative services agreement with Scudder Kemper, each in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. The anticipated costs of the Reorganization are $173,271, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Of these costs, $21,399 (17.97%) of its allocable portion of $119,083 will be borne by the Acquired Fund's Class A shares, $1,562 (3.73%) of its allocable portion of $41,901 will be borne by the Acquired Fund's Class B shares, $936 (8.36%) of its allocable portion of $11,197 will be borne by the Acquired Fund's Class C shares, and $944 (86.61%) of its allocable portion of $1,090 will be borne by the Acquired Fund's Class I shares. Scudder Kemper will bear the remaining costs, including any cost overruns (except that the Acquiring Fund will bear the SEC and state registration and notice fees which are estimated to be $_________). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [ ], 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this

Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, Two International Place, Boston, Massachusetts 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                   SCUDDER PORTFOLIO TRUST
                                          on behalf of Scudder Income Fund



_________________________
Secretary
                                          ______________________________
                                          By:___________________________
                                          Its:__________________________


Attest:                                   KEMPER INCOME AND CAPITAL PRESERVATION
                                          FUND


_________________________
Secretary
                                          ______________________________
                                          By:___________________________
                                          Its:__________________________



AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

___________________________________
By:________________________________
Its:_______________________________

                                   EXHIBIT B

         Management's Discussion of Scudder Income Fund's Performance

Performance Update
--------------------------------------------------------------------------------
                                                                January 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

       Scudder Income Fund      LB Aggregate Bond Index*

            90    10000                  10000
            91    11140                  11161
            92    12658                  12615
            93    14033                  13999
            94    15840                  15278
            95    15053                  14925
            96    17690                  17453
            97    18215                  18021
            98    19938                  19956
            99    21143                  21565
            00    20591                  21163

              Yearly periods ended January 31

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                             Total Return
                               Growth of                                 Average
Period ended 1/31/2000          $10,000             Cumulative            Annual
--------------------------------------------------------------------------------
Scudder Income Fund
--------------------------------------------------------------------------------
1 year                         $   9,739              -2.61%            -2.61%
--------------------------------------------------------------------------------
5 year                         $  13,678              36.78%             6.46%
--------------------------------------------------------------------------------
10 year                        $  20,591             105.91%             7.49%
--------------------------------------------------------------------------------
LB Aggregate Bond Index*
--------------------------------------------------------------------------------
1 year                         $   9,814              -1.86%            -1.86%
--------------------------------------------------------------------------------
5 year                         $  14,180              41.80%             7.23%
--------------------------------------------------------------------------------
10 year                        $  21,163             111.63%             7.78%

* The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

     All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

** If the Adviser had not maintained the Fund's expenses, total returns would have been lower.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                January 31, 2000

In the following interview, portfolio manager Robert S. Cessine discusses Scudder Income Fund's strategy and the market environment in the twelve-month period ended January 31, 2000.

Q: The bond market experienced extremely poor performance over the past year. How did this play out in the various subsectors you follow, and what were some of the causes?

A: The fact that growth in both the United States and the overseas economies has come in well above expectations has put pressure on bond prices since early last year. Yields on long-term Treasuries began 1999 at slightly above 5%, reflecting the widely held expectation that growth would remain tame and that deflation, not inflation, would be the market's primary concern. As the year progressed, however, it became apparent that the global economy would in fact be much stronger than expected. Asia staged a sharp recovery, thereby removing one of the key factors that was supporting bond prices in 1998. Commodity prices have also staged a rebound, led by the surge in oil prices to nine-year highs in January 2000. On the domestic front, continued gains in the stock market helped fuel a 9% rise in holiday sales, and gross domestic product posted a strong 5.8% gain in the fourth quarter. Most important, the extreme tightness in the labor markets sparked concerns that a sharp increase in wage growth was inevitable. While actual evidence of inflation on the consumer level remains spotty, the consensus opinion among market participants is that the Fed will be forced to raise interest rates on multiple occasions in 2000. These factors have combined to create an extremely negative environment for bonds. The yield on the benchmark 30-year Treasury issue, which stood at 5.09% on January 29, 1999, rose to a peak of 6.75% by January 18, 2000. Five- and ten-year notes were hit especially hard in the latter half of the period.

Other sectors of the bond market held up relatively well in relation to Treasuries over the full year. Mortgage- and asset-backed securities both outperformed, as did government agency notes (such as those issued by Fannie Mae). Corporate issues performed poorly over the period, but outperformed Treasuries in the fourth quarter of 1999 as fears of a supply-demand imbalance associated with Y2K dissipated. The stronger performance of these sectors had a positive effect on fund performance. Our emphasis on diversifying the portfolio among a variety of corporates, asset-backeds, and agency notes helped mitigate the effects of a difficult interest rate environment.

Q: How has the fund performed in this environment?

A: For the twelve-month period ended January 31, 2000, the fund provided a return of -2.61%, which trailed the -1.86% return of its unmanaged benchmark, the Lehman Brothers Aggregate Bond Index. However, the fund's return placed it in the top 25% of all domestic taxable bond funds, as calculated by Lipper Analytical Services. The fund has also outperformed its peer group over the five- and ten-year periods ended on the same date.

Q: The fund is heavily weighted in corporate bonds. How did you position the portfolio within that sector?

A: In the last report, which covered the six months ended July 31, we stated that we were raising our weighting in corporates. At that juncture, market participants were concerned that the approach of Y2K would bring about a glut of supply in the third quarter -- as corporations rushed to complete their financing needs ahead of year-end -- as well as a reduction in demand as investors shunned riskier assets in anticipation of possible disruptions associated with Y2K. Believing that these fears were overblown, we added to the portfolio's position in corporates in order to take advantage of their more attractive yields, and the fund was therefore positioned to benefit when the sector outperformed Treasuries over the latter part of the period. Even though yield spreads (the difference between the yield on corporates and the Treasury bond of equivalent maturity) have contracted, we believe that the sector remains attractive relative to historical levels. We currently hold 61% of assets in corporate bonds, including 17% of assets in high yield issues. The fund is currently approaching the maximum allocation it can hold in high yield bonds (20%), so this represents a relatively aggressive positioning. We feel that the combination of attractive valuations, continued strength in the domestic economy, and powerful corporate earnings growth should work to the benefit of high yield issues in the coming month.

Within the corporate sector, we continue to focus on bonds issued by companies with strong, reliable cash flows. The financial press generally focuses on the way a company's earnings report affects its stock price, but the strength and quality of earnings is also an important driver of corporate bond prices. As a result, we utilize intensive credit research in order to avoid companies whose bonds can "blow up" due to disappointing earnings. The fund has also been well-positioned to benefit from the rally in the media and telecom sectors. In addition, our position in the energy sector was boosted by the sharp rise in oil prices. Looking ahead, we are confident that the fund's diversified mix of high-quality bonds in a variety of industries -- including utilities, financials, retailers, and auto manufacturers -- will help the fund produce steady performance over time.

Q: What was your strategy with respect to duration and credit quality?

A: When we last spoke six months ago, we mentioned that we were reducing the fund's duration to a neutral level with respect to its benchmark. We accomplished this by moving out of bonds with the longest maturities (20-30 years) and investing in intermediate-term bonds, which we believed were more attractive given the flattening of the yield curve. Although intermediate-term bonds suffered a sell-off in the latter part of January, this decision had a positive effect on performance in the negative interest rate environment of the last six months.

As of January 31, the average credit quality of the fund's holdings stood at A1, which was down slightly from the end of July. We achieved this rating by employing a "barbell" approach, whereby we balanced the fund's increased weighting in high-yield issues (which carry ratings of BB or below) with an increased weighting in bonds A rated. The impetus for this strategy has been our belief that high-quality investment grade bonds and high-yield issues offer better value than bonds that lie in between the two (such as those rated BBB).

Q: What is your outlook for the year ahead?

A: We believe that the bond market will remain unsettled well into 2000. Economic reports should continue to have a significant impact on short-term market movements as investors search for signs of incipient inflation. Until there is a clearer indication that the Fed will be able to move away from its current bias toward higher rates, we expect bond market performance to remain volatile. As a result, we intend to maintain a neutral duration strategy until the interest rate outlook stabilizes. In doing so, we intend to position the portfolio to ride out the effects of further bond market volatility, while at the same time providing the portfolio with the flexibility to increase the fund's interest rate exposure once it becomes apparent that the Fed is finished raising rates. Until that time, the fund's positioning should help mitigate the effects of bond market volatility. We have increased the level of liquidity and diversification in the portfolio, and are confident that the fund's mix of corporate bonds, government issues, and mortgage-backed securities will provide strong risk-adjusted returns going forward.

                                  APPENDIX 1

                       Trustee and Nominee Shareholdings

                                  APPENDIX 2

                       Beneficial Owners of Fund Shares

          This Proxy Statement/Prospectus is accompanied by Scudder Income Fund's prospectus offering Class A, Class B, Class C and Class I shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-00042), and is incorporated by reference herein.

          Kemper Income and Capital Preservation Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on October 13, 2000 (File No. 811-02305), is incorporated by reference herein.

          Scudder Income Fund's statement of additional information offering Class A, Class B, Class C and Class I shares dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 26, 2000 (File No. 811-00042), is incorporated by reference herein.

                                    PART B

                            SCUDDER PORTFOLIO TRUST

             ----------------------------------------------------

                      Statement of Additional Information
                               March [   ], 2001

             ----------------------------------------------------

Acquisition of the Assets of                    By and in Exchange for Shares of
Kemper Income and Capital Preservation Fund,    Scudder Income Fund, a series of
a series of                                     Scudder Portfolio Trust
Kemper Income and Capital Preservation Fund     (the "Acquiring Trust")
222 South Riverside Plaza                       Two International Place
Chicago, IL 60606                               Boston, MA 02110-4103


          This Statement of Additional Information is available to the shareholders of Kemper Income and Capital Preservation Fund in connection with a proposed transaction whereby Scudder Income Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Income and Capital Preservation Fund in exchange for shares of the Scudder Income Fund (the "Reorganization").

          This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Income Fund's statement of additional information offering Class A, Class B, Class C and Class I shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-00042) and is incorporated by reference herein.

2. Scudder Income Fund's annual report to shareholders for the fiscal year ended January 31, 2000, which was previously filed with the Commission via EDGAR on March 29, 2000 (File No. 811-00042) and is incorporated by reference herein.

3. Scudder Income Fund's semiannual report to shareholders for the period ended July 31, 2000, which was previously filed with the Commission via EDGAR on October 4, 2000 (File No. 811-00042) and is incorporated by reference herein.

4. Kemper Income and Capital Preservation Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on October 13, 2000 (File No. 811-02305) and is incorporated by reference herein.

5. Kemper Income and Capital Preservation Fund's statement of additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on October 13, 2000 (File No. 811-02305) and is incorporated by reference herein.

6. Kemper Income and Capital Preservation Fund's annual report to shareholders for the fiscal year ended October 31, 1999, which was previously filed with the Commission via EDGAR on December 29, 1999 (File No. 811-02305) and is incorporated by reference herein.

7. Kemper Income and Capital Preservation Fund's semiannual report to shareholders for the period ended April 30, 2000, which was previously filed with the Commission via EDGAR on June 29, 2000 (File No. 811-02305) and is incorporated by reference herein.

8. The financial statements and schedules of Scudder Income Fund and Kemper Income and Capital Preservation Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

          This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Kemper Income and Capital Preservation Fund at 222 South
Riverside Drive, Chicago, IL 60606 or by calling [             ] at 1-800-[   ].
This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                    ANNEX A

     The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

     Standard & Poor's Corporation:

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Moody's:

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

     The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest         B+  Average          C  Lowest
A  High             B  Below Average     D  In Reorganization
A-  Above Average   B-  Lower

     NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

     The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

     A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                                                                                                         Scudder       Scudder
Pro Forma                                                                                                Income       Corp Bond
Portfolio of Investments                                                                                Par/Share     Par/Share
as of September 30, 2000 (Unaudited)                                                                     Amount        Amount
                                                                                                      ----------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------
     Repurchase Agreement with State Street                                                              34,232,000    2,668,000
     Bank, 6.48%, 10/02/2000

Total Repurchase Agreements (Cost of $34,232,000, $2,668,000, $381,000, and
 $37,281,000 respectively)

SHORT TERM INVESTMENTS (3.0%)
-----------------------------
     Sara Lee Corp, 6.51%, 10/20/2000
     Ford Motor Credit Co., 6.49%, 10/10/2000
     BellSouth Telecommunications, 6.48%, 10/04/2000
     Coca-Cola Co., 6.45%, 10/06/2000
     FCar Owner Trust, 6.49%, 10/05/2000
     Ford Motor Credit Co., 6.49%, 10/12/2000
     General Electric Capital Corp., 6.48%, 10/11/2000
     General Motors Acceptance Corp., 6.46%, 10/03/2000
     Merrill Lynch & Co., 6.49%, 10/02/2000

Total Short Term Investments (Cost of $0, $0, $36,960,078, and
 $36,960,078 respectively)

U.S. Treasury Obligations (18.6%)
---------------------------------
     U.S. Treasury Bond, 6.125%, 08/15/2029                                                              47,170,000    2,350,000
     U.S. Treasury Bond, 6.25%, 05/15/2030                                                               20,825,000    1,010,000
     U.S. Treasury Bond, 6.50%, 02/15/2010
     U.S. Treasury Note, 6.75%, 05/15/2005                                                               57,265,000    1,100,000
     U.S. Treasury Note, 5.75%, 08/15/2010                                                               13,500,000    1,320,000
     U.S. Treasury Note, 6.125%, 08/31/2002                                                               6,400,000      325,000

Total U.S. Treasury Obligations (Cost of $147,412,175, $6,074,163,
 $76,247,691, and $229,734,029 respectively)


U.S. Government Agency Pass-thrus (17.0%)
-----------------------------------------
     Federal National Mortgage Association, 7.0%, 07/01/2030                                             16,250,000      750,000
     Federal National Mortgage Association, 6.50% with various maturities to 09/01/2029                  46,564,000    2,300,000
     Federal National Mortgage Association, 7.0%, with various maturities to 09/01/2030                  35,702,855
     Federal National Mortgage Association, 7.0%, 08/01/2030                                                             800,000
     Federal National Mortgage Association, 7.0%, 03/01/2015                                              8,299,173      399,961
     Federal National Mortgage Association, 7.50% with various maturitites to 01/01/2029                 24,750,000    1,200,000
     Federal National Mortgage Association, 8.0% with various maturities to 01/01/2030                   14,580,495      699,519

Total U.S. Government Agency Pass-thrus (Cost of $143,678,283, $6,016,025, $63,362,409, and $213,056,717 respectively)


Government National Mortagage Assocation (5.2%)
-----------------------------------------------
     Government National Mortgage Association Pass-thru, 6.50%, 06/15/2028                                6,567,456      326,198
     Government National Mortgage Association Pass-thru, 7.0%, with various maturities 06/15/2029        10,662,955    1,398,860
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 12/01/2028       6,506,881
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 04/15/2029                      301,477
     Government National Mortgage Association Pass-thru 8.00% with various maturities to 12/01/2021       2,474,377      599,971

Total Government National Mortage Assocation (Cost of $35,924,777, $2,587,522, $27,033,082,
 and $65,545,381 respectively)


Collateralized Mortgage Obligations (1.2%)
------------------------------------------
     Residential Accredit Loans, Inc., Series 1997-a7, 7.25%, 11/25/2027                                 15,804,350

Total Collateralized Mortgage Obligations (Cost of $16,069,002, $0, $0, and $16,069,002 respectively)



Long-term Municipal Investments (1.0%)
--------------------------------------
     Riverside Loan Trust I, 8.484%, 07/16/2008                                                          15,000,000

Total Long Term Investments (Cost of $15,000,000, $0,$0, and $15,000,000 respectively)


Foreign Bonds-U.S. $ Denominated (2.6%)
---------------------------------------
     Den Danske Bank, 6.375%, 06/15/2008

                                                                                                           Kemper        Pro Forma
Pro Forma                                                                                            Income & Cap Pres.  Combined
Portfolio of Investments                                                                                  Par/Share      Par/Share
as of September 30, 2000 (Unaudited)                                                                       Amount         Amount
                                                                                                     ------------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------
     Repurchase Agreement with State Street                                                                   381,000    37,281,000
     Bank, 6.48%, 10/02/2000

Total Repurchase Agreements (Cost of $34,232,000, $2,668,000, $381,000, and
 $37,281,000 respectively)

SHORT TERM INVESTMENTS (3.0%)
-----------------------------
     Sara Lee Corp, 6.51%, 10/20/2000                                                                       4,000,000     4,000,000
     Ford Motor Credit Co., 6.49%, 10/10/2000                                                               2,000,000     2,000,000
     BellSouth Telecommunications, 6.48%, 10/04/2000                                                        3,000,000     3,000,000
     Coca-Cola Co., 6.45%, 10/06/2000                                                                       5,000,000     5,000,000
     FCar Owner Trust, 6.49%, 10/05/2000                                                                    5,000,000     5,000,000
     Ford Motor Credit Co., 6.49%, 10/12/2000                                                               1,000,000     1,000,000
     General Electric Capital Corp., 6.48%, 10/11/2000                                                      4,500,000     4,500,000
     General Motors Acceptance Corp., 6.46%, 10/03/2000                                                     5,000,000     5,000,000
     Merrill Lynch & Co., 6.49%, 10/02/2000                                                                 7,500,000     7,500,000

Total Short Term Investments (Cost of $0, $0, $36,960,078, and
 $36,960,078 respectively)

U.S. Treasury Obligations (18.6%)
---------------------------------
     U.S. Treasury Bond, 6.125%, 08/15/2029                                                                27,755,000    77,275,000
     U.S. Treasury Bond, 6.25%, 05/15/2030                                                                  9,250,000    31,085,000
     U.S. Treasury Bond, 6.50%, 02/15/2010                                                                  9,155,000     9,155,000
     U.S. Treasury Note, 6.75%, 05/15/2005                                                                 21,725,000    80,090,000
     U.S. Treasury Note, 5.75%, 08/15/2010                                                                  5,200,000    20,020,000
     U.S. Treasury Note, 6.125%, 08/31/2002                                                                 3,000,000     9,725,000

Total U.S. Treasury Obligations (Cost of $147,412,175, $6,074,163,
 $76,247,691, and $229,734,029 respectively)


U.S. Government Agency Pass-thrus (17.0%)
-----------------------------------------
     Federal National Mortgage Association, 7.0%, 07/01/2030                                                8,200,000    25,200,000
     Federal National Mortgage Association, 6.50% with various maturities to 09/01/2029                    24,000,000    72,864,001
     Federal National Mortgage Association, 7.0%, with various maturities to 09/01/2030                     8,550,000    44,252,855
     Federal National Mortgage Association, 7.0%, 08/01/2030                                                                800,000
     Federal National Mortgage Association, 7.0%, 03/01/2015                                                4,224,580    12,923,714
     Federal National Mortgage Association, 7.50% with various maturitites to 01/01/2029                   12,475,000    38,425,000
     Federal National Mortgage Association, 8.0% with various maturities to 01/01/2030                      7,309,855    22,589,869

Total U.S. Government Agency Pass-thrus (Cost of $143,678,283, $6,016,025, $63,362,409, and $213,056,717 respectively)


Government National Mortagage Assocation (5.2%)
-----------------------------------------------
     Government National Mortgage Association Pass-thru, 6.50%, 06/15/2028                                  3,305,475    10,199,129
     Government National Mortgage Association Pass-thru, 7.0%, with various maturities 06/15/2029          14,500,000    26,561,815
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 12/01/2028         3,291,126     9,798,007
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 04/15/2029                         301,477
     Government National Mortgage Association Pass-thru 8.00% with various maturities to 12/01/2021         6,324,684    19,399,032

Total Government National Mortage Assocation (Cost of $35,924,777, $2,587,522, $27,033,082,
 and $65,545,381 respectively)


Collateralized Mortgage Obligations (1.2%)
------------------------------------------
     Residential Accredit Loans, Inc., Series 1997-a7, 7.25%, 11/25/2027                                                 15,804,350

Total Collateralized Mortgage Obligations (Cost of $16,069,002, $0, $0, and $16,069,002 respectively)



Long-term Municipal Investments (1.0%)                                                                                            -
--------------------------------------
     Riverside Loan Trust I, 8.484%, 07/16/2008                                                                          15,000,000

Total Long Term Investments (Cost of $15,000,000, $0, $0, and $15,000,000 respectively)


Foreign Bonds-U.S. $ Denominated (2.6%)
---------------------------------------
     Den Danske Bank, 6.375%, 06/15/2008                                                                    4,125,000     4,125,000

                                                                                                            Scudder        Scudder
Pro Forma                                                                                                    Income       Corp Bond
Portfolio of Investments                                                                                     Market         Market
as of September 30, 2000 (Unaudited)                                                                        Value($)       Value($)
                                                                                                         --------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------
     Repurchase Agreement with State Street                                                               34,232,000     2,668,000
     Bank, 6.48%, 10/02/2000
                                                                                                         --------------------------
Total Repurchase Agreements (Cost of $34,232,000, $2,668,000, $381,000, and
 $37,281,000 respectively)                                                                                34,232,000     2,668,000
                                                                                                         ==========================

SHORT TERM INVESTMENTS (3.0%)
-----------------------------
     Sara Lee Corp, 6.51%, 10/20/2000
     Ford Motor Credit Co., 6.49%, 10/10/2000
     BellSouth Telecommunications, 6.48%, 10/04/2000
     Coca-Cola Co., 6.45%, 10/06/2000
     FCar Owner Trust, 6.49%, 10/05/2000
     Ford Motor Credit Co., 6.49%, 10/12/2000
     General Electric Capital Corp., 6.48%, 10/11/2000
     General Motors Acceptance Corp., 6.46%, 10/03/2000
     Merrill Lynch & Co., 6.49%, 10/02/2000
                                                                                                         --------------------------
Total Short Term Investments (Cost of $0, $0, $36,960,078, and
 $36,960,078 respectively)
                                                                                                         ==========================

U.S. Treasury Obligations (18.6%)
---------------------------------
     U.S. Treasury Bond, 6.125%, 08/15/2029                                                               48,179,909     2,400,313
     U.S. Treasury Bond, 6.25%, 05/15/2030                                                                21,885,825     1,061,449
     U.S. Treasury Bond, 6.50%, 02/15/2010
     U.S. Treasury Note, 6.75%, 05/15/2005                                                                59,323,104     1,139,534
     U.S. Treasury Note, 5.75%, 08/15/2010                                                                13,445,190     1,314,640
     U.S. Treasury Note, 6.125%, 08/31/2002                                                                6,409,024       325,458
                                                                                                         --------------------------
Total U.S. Treasury Obligations (Cost of $147,412,175, $6,074,163,
 $76,247,691, and $229,734,029 respectively)                                                             149,243,052     6,241,394
                                                                                                         ==========================

U.S. Government Agency Pass-thrus (17.0%)
-----------------------------------------
     Federal National Mortgage Association, 7.0%, 07/01/2030                                              16,524,138       762,652
     Federal National Mortgage Association, 6.50% with various maturities to 09/01/2029                   44,694,167     2,207,641
     Federal National Mortgage Association, 7.0%, with various maturities to 09/01/2030                   34,972,064
     Federal National Mortgage Association, 7.0%, 08/01/2030                                                               783,625
     Federal National Mortgage Association, 7.0%, 03/01/2015                                               8,253,787       397,773
     Federal National Mortgage Association, 7.50% with various maturitites to 01/01/2029                  24,775,781     1,201,250
     Federal National Mortgage Association, 8.0% with various maturities to 01/01/2030                    14,810,770       710,576
                                                                                                         --------------------------
Total U.S. Government Agency Pass-thrus (Cost of $143,678,283, $6,016,025, $63,362,409,                  144,030,707     6,063,517
 and $213,056,717 respectively)                                                                          ==========================


Government National Mortagage Assocation (5.2%)
-----------------------------------------------
     Government National Mortgage Association Pass-thru, 6.50%, 06/15/2028                                 6,329,386       314,373
     Government National Mortgage Association Pass-thru, 7.0%, with various maturities 06/15/2029         10,503,811     1,378,229
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 12/01/2028        6,266,940
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 04/15/2029                        290,359
     Government National Mortgage Association Pass-thru 8.00% with various maturities to 12/01/2021       12,696,577       610,658
                                                                                                         --------------------------
Total Government National Mortage Assocation (Cost of $35,924,777, $2,587,522, $27,033,082,
 and $65,545,381 respectively)                                                                            35,796,714     2,593,619
                                                                                                         ==========================

Collateralized Mortgage Obligations (1.2%)
------------------------------------------
     Residential Accredit Loans, Inc., Series 1997-a7, 7.25%, 11/25/2027                                  15,364,673
                                                                                                         --------------------------
Total Collateralized Mortgage Obligations (Cost of $16,069,002, $0, $0, and $16,069,002 respectively)     15,364,673
                                                                                                         ==========================


Long-term Municipal Investments (1.0%)
--------------------------------------
     Riverside Loan Trust I, 8.484%, 07/16/2008                                                           12,308,730
                                                                                                         --------------------------
Total Long Term Investments (Cost of $15,000,000, $0, $0, and $15,000,000 respectively)                   12,308,730
                                                                                                         ==========================

Foreign Bonds-U.S. $ Denominated (2.6%)
---------------------------------------
     Den Danske Bank, 6.375%, 06/15/2008

                                                                                                           Kemper        Pro Forma
Pro Forma                                                                                            Income & Cap Pres.  Combined
Portfolio of Investments                                                                                 Market           Market
as of September 30, 2000 (Unaudited)                                                                    Value($)         Value($)
                                                                                                     -----------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------
     Repurchase Agreement with State Street                                                              381,000        37,281,000
     Bank, 6.48%, 10/02/2000
                                                                                                     -----------------------------
Total Repurchase Agreements (Cost of $34,232,000, $2,668,000, $381,000, and                              381,000        37,281,000
 $37,281,000 respectively)                                                                           =============================

SHORT TERM INVESTMENTS (3.0%)
-----------------------------
     Sara Lee Corp, 6.51%, 10/20/2000                                                                  3,986,256         3,986,256
     Ford Motor Credit Co., 6.49%, 10/10/2000                                                          1,996,755         1,996,755
     BellSouth Telecommunications, 6.48%, 10/04/2000                                                   2,998,380         2,998,380
     Coca-Cola Co., 6.45%, 10/06/2000                                                                  4,995,520         4,995,520
     FCar Owner Trust, 6.49%, 10/05/2000                                                               4,996,394         4,996,394
     Ford Motor Credit Co., 6.49%, 10/12/2000                                                            998,016           998,016
     General Electric Capital Corp., 6.48%, 10/11/2000                                                 4,491,900         4,491,900
     General Motors Acceptance Corp., 6.46%, 10/03/2000                                                4,998,205         4,998,205
     Merrill Lynch & Co., 6.49%, 10/02/2000                                                            7,498,647         7,498,647
                                                                                                      ----------------------------
Total Short Term Investments (Cost of $0, $0,$36,960,078, and
 $36,960,078 respectively)                                                                            36,960,073        36,960,073
                                                                                                      ============================

U.S. Treasury Obligations (18.6%)
---------------------------------
     U.S. Treasury Bond, 6.125%, 08/15/2029                                                           28,349,234        78,929,456
     U.S. Treasury Bond, 6.25%, 05/15/2030                                                             9,721,195        32,668,469
     U.S. Treasury Bond, 6.50%, 02/15/2010                                                             9,539,784         9,539,784
     U.S. Treasury Note, 6.75%, 05/15/2005                                                            22,505,796        82,968,434
     U.S. Treasury Note, 5.75%, 08/15/2010                                                             5,178,888        19,938,718
     U.S. Treasury Note, 6.125%, 08/31/2002                                                            3,004,230         9,738,712
                                                                                                      ----------------------------
Total U.S. Treasury Obligations (Cost of $147,412,175, $6,074,163,                                    78,299,127       233,783,573
 $76,247,691, and $229,734,029 respectively)                                                          ============================


U.S. Government Agency Pass-thrus (17.0%)
-----------------------------------------
     Federal National Mortgage Association, 7.0%, 07/01/2030                                           8,338,334        25,625,124
     Federal National Mortgage Association, 6.50% with various maturities to 09/01/2029               23,036,251        69,938,059
     Federal National Mortgage Association, 7.0%, with various maturities to 09/01/2030                8,374,992        43,347,056
     Federal National Mortgage Association, 7.0%, 08/01/2030                                                               783,625
     Federal National Mortgage Association, 7.0%, 03/01/2015                                           4,201,476        12,853,036
     Federal National Mortgage Association, 7.50% with various maturitites to 01/01/2029              12,488,156        38,465,187
     Federal National Mortgage Association, 8.0% with various maturities to 01/01/2030                 7,425,601        22,946,947
                                                                                                      ----------------------------
Total U.S. Government Agency Pass-thrus (Cost of $143,678,283, $6,016,025, $63,362,409,               63,864,810       213,959,034
 and $213,056,717 respectively)                                                                       ============================


Government National Mortagage Assocation (5.2%)
-----------------------------------------------
     Government National Mortgage Association Pass-thru, 6.50%, 06/15/2028                             3,185,651         9,829,410
     Government National Mortgage Association Pass-thru, 7.0%, with various maturities 06/15/2029     14,287,139        26,169,179
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 12/01/2028    3,169,765         9,436,705
     Government National Mortgage Association Pass-thru 6.50% with various maturities to 04/15/2029                        290,359
     Government National Mortgage Association Pass-thru 8.00% with various maturities to 12/01/2021    6,437,342        19,744,577
                                                                                                      ----------------------------
Total Government National Mortage Assocation (Cost of $35,924,777, $2,587,522, $27,033,082,           27,079,897        65,470,230
 and $65,545,381 respectively)                                                                        ============================


Collateralized Mortgage Obligations (1.2%)
------------------------------------------
     Residential Accredit Loans, Inc., Series 1997-a7, 7.25%, 11/25/2027                                                15,364,673
                                                                                                      ----------------------------
Total Collateralized Mortgage Obligations (Cost of $16,069,002, $0,$0, and $16,069,002 respectively)                    15,364,673
                                                                                                      ============================


Long-term Municipal Investments (1.0%)
--------------------------------------
     Riverside Loan Trust I, 8.484%, 07/16/2008                                                                         12,308,730
                                                                                                      ----------------------------
Total Long Term Investments (Cost of $15,000,000, $0, $0, and $15,000,000 respectively)                                 12,308,730
                                                                                                      ============================

Foreign Bonds-U.S. $ Denominated (2.6%)
---------------------------------------
     Den Danske Bank, 6.375%, 06/15/2008                                                               4,056,071         4,056,071

                                 Province of Quebec, 8.625%, 01/19/2005
                                 Repsol International Finance, 7.45%, 07/15/2005                        8,600,000      400,000
                                 PacifiCorp Australia LLC, 6.15%, 01/15/2008                           11,000,000    1,000,000

Total Foreign Bonds-U.S. $ Denominated (Cost of $19,554,738, $1,398,342, $13,413,749,
and $34,366,829 respectively)





Asset Backed (1.9%)
--------------------------------------------------
          AUTOMOBILE RECEIVABLES Daimler Chrysler Auto Trust 2000-C, 6.82%, 09/06/2004                  4,975,000      250,000
                                 First Security Auto Owner Trust, Series 1999-2 A3, 6.00%, 10/15/2003   8,585,879      476,993




         CREDIT CARD RECEIVABLES Citibank Credit Card Issuance Trust 2000-A1, 6.90%, 10/17/2007         4,350,000      225,000




               HOME EQUITY LOANS First Plus Residential Trust Series 1998A, 8.50%, 05/15/2023           1,361,524



    MANUFACTURED HOUSING RECEIVABLES Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 06/15/2028       483,449
Total Asset Backed (Cost of $19,744,706, $951,841, $4,698,524, and $25,395,071 respectively)





Corporate Bonds (46.5%)
--------------------------------------------------
                  COMMUNICATIONS Deutsch Telekom Int Fin, 7.75%, 06/15/2005                             7,550,000      375,000
                                 Level 3 Communications Inc., 9.125%, 05/01/2008                        2,000,000      250,000
                                 Nextel Communications, 9.375%, 11/15/2009                              5,650,000      250,000
                                 Qwest Communications International, 7.50%, 11/01/2008                  8,300,000      400,000
                                 Sprint Capital Corp., 6.125%, 11/15/2008                               8,575,000      425,000
                                 Vodafone Airtouch PLC, 6.25%, 02/15/2010                               8,300,000      400,000




          CONSUMER DISCRETIONARY MGM Grand Inc., 9.75%, 06/01/2007                                        800,000      175,000
                                 MGM Grand Inc., 9.75%, 06/01/2007                                      2,900,000
                                 Park Place Entertainment, Inc., 11/15/2006                             2,450,000      100,000
                                 Tricon Global Restaurants, 7.65%, 05/15/2008                           5,600,000      450,000




                CONSUMER STAPLES Bass North America Inc., 6.625%, 03/01/2003                           11,000,000      500,000
                                 The Great Atlantic & Pacific Tea Co., Inc., 7.70%, 01/15/2004          3,000,000    1,000,000
                                 Safeway Inc., 7.25%, 09/15/2004                                        8,600,000      375,000




                        DURABLES Daimler-Chrysler NA Holdings, 7.375%, 09/15/2006                      4,150,000      200,000




                          ENERGY Barrett Resources Corp., 7.55%, 02/01/2007                             8,200,000      300,000
                                 Conoco, Inc., 6.35%, 04/15/2009                                        8,550,000      425,000
                                 Louis Dreyfus Natural Gas Corp., 6.875%, 12/01/2007                    2,500,000      500,000
                                 Petroleum Geo-Services, 7.50%, 03/31/2007                              7,700,000      400,000
                                 Phillips Petroleum Co., 8.75%, 05/25/2010                              8,600,000      425,000
                                 Pioneer Natural Resources, 9.625%, 04/01/2010                          8,825,000      400,000
                                 Texas Eastern Transmission Corp., 10.0%, 08/15/2001                    7,500,000      500,000
                                 Williams Gas Pipeline Center, 7.375, 11/15/2006                        4,175,000      150,000




                       FINANCIAL ABN AMRO, 8.25%, 08/01/2009
                                 Bank of America Corp., 7.80%, 02/15/2010                               8,600,000      425,000
                                 Bank United Capital Trust, 10.25%, 12/31/2026                          4,250,000
                                 Bank United Capital Trust, Series B, 10.25%, 12/31/2026                               250,000
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                    1,400,000      300,000
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                    5,000,000
                                 Chase Manhattan Corp., 5.75%, 04/15/2004                               8,300,000      400,000
                                 Crestar Financial Corp., 8.75%, 11/15/2004
                                 Firststar Bank, 7.125%, 12/01/2009                                     1,100,000      200,000
                                 Firststar Bank, 7.125%, 12/01/2009                                     4,900,000
                                 FleetBoston Financial Corp. Series 2000-C, 7.25%, 09/15/2005           7,275,000      350,000
                                 GS Escrow Corp., 7.00%, 08/01/2003                                     9,000,000
                                 General Electric Capital Corp., 7.00%, 02/03/2003                      9,450,000      425,000
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                     5,600,000      400,000
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                     2,700,000
                                 Goldman Sachs Group, Inc., 7.80%, 01/28/2010                           8,600,000      425,000
                                 MBNA Master Credit Card Trust, 6.90%, 01/15/2008                      10,325,000      500,000
                                 Merrill Lynch & Co., Inc., 6.00%, 02/17/2009                           8,750,000      400,000
                                 National Westminster Bank, 7.375%, 10/01/2009                          8,300,000      400,000
                                 PNC Funding Corp., 7.00%, 09/01/2004                                   5,500,000      200,000


                                 Province of Quebec, 8.625%, 01/19/2005                                4,500,000     4,500,000
                                 Repsol International Finance, 7.45%, 07/15/2005                       4,350,000    13,350,000
                                 PacifiCorp Australia LLC, 6.15%, 01/15/2008                                        12,000,000

Total Foreign Bonds-U.S.$Denominated (Cost of $19,554,738, $1,398,342, $13,413,749,
and $34,366,829 respectively)





Asset Backed (1.9%)
--------------------------------------------------
          AUTOMOBILE RECEIVABLES Daimler Chrysler Auto Trust 2000-C, 6.82%, 09/06/2004                 2,525,000     7,750,000
                                 First Security Auto Owner Trust, Series 1999-2 A3, 6.00%, 10/15/2003                9,062,872




         CREDIT CARD RECEIVABLES Citibank Credit Card Issuance Trust 2000-A1, 6.90%, 10/17/2007        2,175,000     6,750,000




               HOME EQUITY LOANS First Plus Residential Trust Series 1998A, 8.50%, 05/15/2023                        1,361,524



    MANUFACTURED HOUSING RECEIVABLES Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 06/15/2028                    483,449

Total Asset Backed (Cost of $19,744,706, $951,841, $4,698,524, and $25,395,071 respectively)





Corporate Bonds (46.5%)
--------------------------------------------------
                  COMMUNICATIONS Deutsch Telekom Int Fin, 7.75%, 06/15/2005                            3,725,000    11,650,000
                                 Level 3 Communications Inc., 9.125%, 05/01/2008                                     2,250,000
                                 Nextel Communications, 9.375%, 11/15/2009                             3,000,000     8,900,000
                                 Qwest Communications International, 7.50%, 11/01/2008                 4,100,000    12,800,000
                                 Sprint Capital Corp., 6.125%, 11/15/2008                              4,250,000    13,250,000
                                 Vodafone Airtouch PLC, 6.25%, 02/15/2010                              4,100,000    12,800,000




          CONSUMER DISCRETIONARY MGM Grand Inc., 9.75%, 06/01/2007                                     1,850,000     2,825,000
                                 MGM Grand Inc., 9.75%, 06/01/2007                                                   2,900,000
                                 Park Place Entertainment, Inc., 11/15/2006                            1,200,000     3,750,000
                                 Tricon Global Restaurants, 7.65%, 05/15/2008                          2,900,000     8,950,000




                CONSUMER STAPLES Bass North America Inc., 6.625%, 03/01/2003                           1,800,000    13,300,000
                                 The Great Atlantic & Pacific Tea Co., Inc., 7.70%, 01/15/2004                       4,000,000
                                 Safeway Inc., 7.25%, 09/15/2004                                       4,500,000    13,475,000




                        DURABLES Daimler-Chrysler NA Holdings, 7.375%, 09/15/2006                      2,050,000     6,400,000




                          ENERGY Barrett Resources Corp., 7.55%, 02/01/2007                                          8,500,000
                                 Conoco, Inc., 6.35%, 04/15/2009                                       4,275,000    13,250,000
                                 Louis Dreyfus Natural Gas Corp., 6.875%, 12/01/2007                                 3,000,000
                                 Petroleum Geo-Services, 7.50%, 03/31/2007                             4,100,000    12,200,000
                                 Phillips Petroleum Co., 8.75%, 05/25/2010                             4,275,000    13,300,000
                                 Pioneer Natural Resources, 9.625%, 04/01/2010                         4,650,000    13,875,000
                                 Texas Eastern Transmission Corp., 10.0%, 08/15/2001                                 8,000,000
                                 Williams Gas Pipeline Center, 7.375, 11/15/2006                       2,525,000     6,850,000




                       FINANCIAL ABN AMRO, 8.25%, 08/01/2009                                           7,000,000     7,000,000
                                 Bank of America Corp., 7.80%, 02/15/2010                              4,275,000    13,300,000
                                 Bank United Capital Trust, 10.25%, 12/31/2026                                       4,250,000
                                 Bank United Capital Trust, Series B, 10.25%, 12/31/2026                               250,000
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                   3,500,000     5,200,000
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                                 5,000,000
                                 Chase Manhattan Corp., 5.75%, 04/15/2004                              4,100,000    12,800,000
                                 Crestar Financial Corp., 8.75%, 11/15/2004                            5,000,000     5,000,000
                                 Firststar Bank, 7.125%, 12/01/2009                                    4,300,000     5,600,000
                                 Firststar Bank, 7.125%, 12/01/2009                                                  4,900,000
                                 FleetBoston Financial Corp. Series 2000-C, 7.25%, 09/15/2005          3,675,000    11,300,000
                                 GS Escrow Corp., 7.00%, 08/01/2003                                                  9,000,000
                                 General Electric Capital Corp., 7.00%, 02/03/2003                     5,000,000    14,875,000
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                    4,100,000    10,100,000
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                                  2,700,000
                                 Goldman Sachs Group, Inc., 7.80%, 01/28/2010                          4,275,000    13,300,000
                                 MBNA Master Credit Card Trust, 6.90%, 01/15/2008                      5,200,000    16,025,000
                                 Merrill Lynch & Co., Inc., 6.00%, 02/17/2009                          4,100,000    13,250,000
                                 National Westminster Bank, 7.375%, 10/01/2009                         4,150,000    12,850,000
                                 PNC Funding Corp., 7.00%, 09/01/2004                                  2,900,000     8,600,000

                                 Province of Quebec, 8.625%, 01/19/2005
                                 Repsol International Finance, 7.45%, 07/15/2005                       8,693,310       404,340
                                 PacifiCorp Australia LLC, 6.15%, 01/15/2008                          10,260,470       932,770
                                                                                                      -------------------------
Total Foreign Bonds-U.S. $ Denominated (Cost of $19,554,738, $1,398,342, $13,413,749, and $34,366,829
 respectively)                                                                                         18,953,780     1,337,110
                                                                                                      =========================




Asset Backed (1.9%)
--------------------------------------------------
          AUTOMOBILE RECEIVABLES Daimler Chrysler Auto Trust 2000-C, 6.82%, 09/06/2004                  4,981,034       250,303
                                 First Security Auto Owner Trust, Series 1999-2 A3, 6.00%, 10/15/2003   8,526,567       473,698
                                                                                                      -------------------------
                                                                                                       13,507,601       724,001
                                                                                                      =========================

         CREDIT CARD RECEIVABLES Citibank Credit Card Issuance Trust 2000-A1, 6.90%, 10/17/2007         4,359,515       225,492
                                                                                                      -------------------------
                                                                                                        4,359,515       225,492
                                                                                                      =========================

               HOME EQUITY LOANS First Plus Residential Trust Series 1998A, 8.50%, 05/15/2023             544,609
                                                                                                      -------------------------
                                                                                                          544,609
                                                                                                      =========================
   MANUFACTURED HOUSING RECEIVABLES Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 06/15/2028        223,444
                                                                                                      -------------------------
Total Asset Backed (Cost of $19,744,706, $951,841, $4,698,524, and $25,395,071 respectively)              223,444
                                                                                                      =========================




Corporate Bonds (46.5%)
--------------------------------------------------
                  COMMUNICATIONS Deutsch Telekom Int Fin, 7.75%, 06/15/2005                             7,681,143       381,513
                                 Level 3 Communications Inc., 9.125%, 05/01/2008                        1,710,000       213,750
                                 Nextel Communications, 9.375%, 11/15/2009                              5,558,187       245,937
                                 Qwest Communications International, 7.50%, 11/01/2008                  8,195,420       394,960
                                 Sprint Capital Corp., 6.125%, 11/15/2008                               7,745,797       383,902
                                 Vodafone Airtouch PLC, 6.25%, 02/15/2010                               8,447,242       407,096
                                                                                                      -------------------------
                                                                                                       39,337,789     2,027,158
                                                                                                      =========================

          CONSUMER DISCRETIONARY MGM Grand Inc.,9.75%, 06/01/2007                                         826,000       180,687
                                 MGM Grand Inc.,9.75%, 06/01/2007                                       2,994,250
                                 Park Place Entertainment, Inc., 11/15/2006                             2,472,883       100,934
                                 Tricon Global Restaurants, 7.65%, 05/15/2008                           5,276,712       424,021
                                                                                                      -------------------------
                                                                                                       11,569,845       705,642
                                                                                                      =========================

                CONSUMER STAPLES Bass North America Inc., 6.625%, 03/01/2003                           10,766,250       489,375
                                 The Great Atlantic & Pacific Tea Co., Inc., 7.70%, 01/15/2004          2,904,030       968,010
                                 Safeway Inc., 7.25%, 09/15/2004                                        8,583,832       374,295
                                                                                                      -------------------------
                                                                                                       22,254,112     1,831,680
                                                                                                      =========================

                        DURABLES Daimler-Chrysler NA Holdings, 7.375%, 09/15/2006                       4,137,342       199,390
                                                                                                      -------------------------
                                                                                                        4,137,342       199,390
                                                                                                      =========================

                          ENERGY Barrett Resources Corp., 7.55%, 02/01/2007                             7,728,500       282,750
                                 Conoco, Inc., 6.35%, 04/15/2009                                        8,102,322       402,747
                                 Louis Dreyfus Natural Gas Corp., 6.875%, 12/01/2007                    2,388,950       477,790
                                 Petroleum Geo-Services, 7.50%, 03/31/2007                              7,583,576       393,952
                                 Phillips Petroleum Co., 8.75%, 05/25/2010                              9,340,288       461,584
                                 Pioneer Natural Resources, 9.625%, 04/01/2010                          9,354,500       424,000
                                 Texas Eastern Transmission Corp., 10.0%, 08/15/2001                    7,655,625       510,375
                                 Williams Gas Pipeline Center, 7.375, 11/15/2006                        4,152,914       149,206
                                                                                                      -------------------------
                                                                                                       56,306,675     3,102,404
                                                                                                      =========================

                       FINANCIAL ABN AMRO, 8.25%, 08/01/2009
                                 Bank of America Corp., 7.80%, 02/15/2010                               8,827,641       436,249
                                 Bank United Capital Trust, 10.25%, 12/31/2026                          3,310,750
                                 Bank United Capital Trust, Series B, 10.25%, 12/31/2026                                194,750
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                    1,425,802       305,529
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                    5,092,150
                                 Chase Manhattan Corp., 5.75% ,04/15/2004                               7,975,885       384,380
                                 Crestar Financial Corp.,8.75%, 11/15/2004
                                 Firststar Bank, 7.125%, 12/01/2009                                     1,076,350       195,700
                                 Firststar Bank, 7.125%, 12/01/2009                                     4,794,650
                                 FleetBoston Financial Corp. Series 2000-C, 7.25%, 09/15/2005           7,324,251       352,369
                                 GS Escrow Corp., 7.00%, 08/01/2003                                     8,570,160
                                 General Electric Capital Corp., 7.00%, 02/03/2003                      9,516,055       427,970
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                     5,224,352       373,168
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                     2,518,884
                                 Goldman Sachs Group, Inc., 7.80%, 01/28/2010                           8,751,446       432,484
                                 MBNA Master Credit Card Trust, 6.90%, 01/15/2008                      10,383,078       502,812
                                 Merrill Lynch & Co., Inc., 6.00%, 02/17/2009                           8,002,400       365,824
                                 National Westminster Bank, 7.375%, 10/01/2009                          8,221,731       396,228
                                 PNC Funding Corp., 7.00%, 09/01/2004                                   5,443,130       197,932


                                 Province of Quebec, 8.625%, 01/19/2005                                 4,797,630       4,797,630
                                 Repsol International Finance, 7.45%, 07/15/2005                        4,397,197      13,494,847
                                 PacifiCorp Australia LLC, 6.15%, 01/15/2008                                           11,193,240
                                                                                                      ---------------------------
Total Foreign Bonds-U.S. $ Denominated (Cost of $19,554,738, $1,398,342, $13,413,749, and $34,366,829
 respectively)                                                                                         13,250,898      33,541,788
                                                                                                      ===========================




Asset Backed (1.9%)
--------------------------------------------------
          AUTOMOBILE RECEIVABLES Daimler Chrysler Auto Trust 2000-C, 6.82%, 09/06/2004                  2,528,062       7,759,399
                                 First Security Auto Owner Trust,Series 1999-2 A3, 6.00%,10/15/2003                     9,000,265
                                                                                                      ---------------------------
                                                                                                        2,528,062      16,759,664
                                                                                                      ===========================

         CREDIT CARD RECEIVABLES Citibank Credit Card Issuance Trust 2000-A1, 6.90%, 10/17/2007         2,179,757       6,764,764
                                                                                                      ---------------------------
                                                                                                        2,179,757       6,764,764
                                                                                                      ===========================

               HOME EQUITY LOANS First Plus Residential Trust Series 1998A, 8.50%, 05/15/2023                             544,609
                                                                                                      ---------------------------
                                                                                                                          544,609
                                                                                                      ===========================
MANUFACTURED HOUSING RECEIVABLES Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 06/15/2028                           223,444
                                                                                                      ---------------------------
Total Asset Backed (Cost of $19,744,706, $951,841, $4,698,524, and $25,395,071 respectively)                              223,444
                                                                                                      ===========================




Corporate Bonds (46.5%)
--------------------------------------------------
                  COMMUNICATIONS Deutsch Telekom Int Fin, 7.75%, 06/15/2005                             3,789,703      11,852,359
                                 Level 3 Communications Inc., 9.125%, 05/01/2008                                        1,923,750
                                 Nextel Communications, 9.375%, 11/15/2009                              2,951,250       8,755,374
                                 Qwest Communications International, 7.50%, 11/01/2008                  4,048,340      12,638,720
                                 Sprint Capital Corp., 6.125%, 11/15/2008                               3,839,025      11,968,724
                                 Vodafone Airtouch PLC, 6.25%, 02/15/2010                               4,172,734      13,027,072
                                                                                                      ---------------------------
                                                                                                       18,801,052      60,165,999
                                                                                                      ===========================

          CONSUMER DISCRETIONARY MGM Grand Inc., 9.75%, 06/01/2007                                      1,910,125       2,916,812
                                 MGM Grand Inc., 9.75%, 06/01/2007                                                      2,994,250
                                 Park Place Entertainment, Inc., 11/15/2006                             1,211,208       3,785,025
                                 Tricon Global Restaurants, 7.65%, 05/15/2008                           2,732,583       8,433,316
                                                                                                      ---------------------------
                                                                                                        5,853,916      18,129,403
                                                                                                      ===========================

                CONSUMER STAPLES Bass North America Inc., 6.625%, 03/01/2003                            1,761,750      13,017,375
                                 The Great Atlantic & Pacific Tea Co., Inc., 7.70%, 01/15/2004                          3,872,040
                                 Safeway Inc., 7.25%, 09/15/2004                                        4,491,540      13,449,667
                                                                                                      ---------------------------
                                                                                                        6,253,290      30,339,082
                                                                                                      ===========================

                        DURABLES Daimler-Chrysler NA Holdings, 7.375%, 09/15/2006                       2,043,747       6,380,479
                                                                                                      ---------------------------
                                                                                                        2,043,747       6,380,479
                                                                                                      ===========================

                          ENERGY Barrett Resources Corp., 7.55%, 02/01/2007                                             8,011,250
                                 Conoco, Inc., 6.35%, 04/15/2009                                        4,051,161      12,556,230
                                 Louis Dreyfus Natural Gas Corp., 6.875%, 12/01/2007                                    2,866,740
                                 Petroleum Geo-Services, 7.50%, 03/31/2007                              4,038,008      12,015,536
                                 Phillips Petroleum Co., 8.75%, 05/25/2010                              4,642,992      14,444,864
                                 Pioneer Natural Resources, 9.625%, 04/01/2010                          4,929,000      14,707,500
                                 Texas Eastern Transmission Corp., 10.0%, 08/15/2001                                    8,166,000
                                 Williams Gas Pipeline Center, 7.375, 11/15/2006                        2,511,642       6,813,762
                                                                                                      ---------------------------
                                                                                                       20,172,803      79,581,882
                                                                                                      ===========================

                       FINANCIAL ABN AMRO, 8.25%, 08/01/2009                                            7,115,430       7,115,430
                                 Bank of America Corp., 7.80%, 02/15/2010                               4,388,159      13,652,049
                                 Bank United Capital Trust, 10.25%, 12/31/2026                                          3,310,750
                                 Bank United Capital Trust, Series B, 10.25%, 12/31/2026                                  194,750
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                    3,564,505       5,295,836
                                 Bell Atlantic Financial Services, 7.60%, 03/15/2007                                    5,092,150
                                 Chase Manhattan Corp., 5.75% ,04/15/2004                               3,939,895      12,300,160
                                 Crestar Financial Corp., 8.75%, 11/15/2004                             5,262,200       5,262,200
                                 Firststar Bank, 7.125%, 12/01/2009                                     4,207,550       5,479,600
                                 Firststar Bank, 7.125%, 12/01/2009                                                     4,794,650
                                 FleetBoston Financial Corp. Series 2000-C, 7.25%, 09/15/2005           3,699,879      11,376,499
                                 GS Escrow Corp., 7.00%, 08/01/2003                                                     8,570,160
                                 General Electric Capital Corp., 7.00%, 02/03/2003                      5,034,950      14,978,975
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                     3,824,972       9,422,492
                                 General Motors Acceptance Corp., 6.15%, 04/05/2007                                     2,518,884
                                 Goldman Sachs Group, Inc., 7.80%, 01/28/2010                           4,350,282      13,534,212
                                 MBNA Master Credit Card Trust, 6.90%, 01/15/2008                       5,229,250      16,115,140
                                 Merrill Lynch & Co., Inc., 6.00%, 02/17/2009                           3,749,696      12,117,920
                                 National Westminster Bank, 7.375%, 10/01/2009                          4,110,865      12,728,824
                                 PNC Funding Corp., 7.00%, 09/01/2004                                   2,870,014       8,511,076

                 PNC Funding Corp., 7.50%, 11/01/2009                        3,300,000       150,000     1,600,000       5,050,000
                 Prudential Insurance Co., 6.375%, 07/23/2006               12,000,000     1,000,000                    13,000,000
                 Wells Fargo Company, 7.25%, 08/24/2005                      8,600,000       450,000     4,300,000      13,350,000




   MANUFACTURING Dow Chemical Co., 7.00%, 08/15/200                          8,300,000       400,000     4,100,000      12,800,000
                 International Paper Co., 8.125%, 07/08/2005                 1,875,000       425,000     4,325,000       6,625,000
                 International Paper Co., 8.125%, 07/08/2005                 6,825,000                                   6,825,000




           MEDIA British Sky Broadcasting, 6.875%, 02/23/2009                9,950,000       400,000     5,200,000      15,550,000
                 Cablevision Systems Corp., 7.875%, 12/15/2007               9,610,000       475,000     8,000,000      18,085,000
                 AMFM., 8.00%, 11/01/2008                                    2,750,000       500,000     4,450,000       7,700,000
                 AMFM., 8.00%, 11/01/2008                                    6,000,000                                   6,000,000
                 Charter Communications Holdings LLC, 8.25%, 04/01/2007      9,500,000       500,000     4,250,000      14,250,000
                 News America Holdings, Inc., 9.25%, 02/01/2013              8,300,000       400,000     4,100,000      12,800,000
                 Outdoor Systems, Inc., 8.875%, 06/15/2007                  11,000,000       250,000                    11,250,000
                 Time Warner Inc., 9.125%, 01/15/2013                        6,500,000       400,000     4,100,000      11,000,000
                 Time Warner Inc., 9.125%, 01/15/2013                        1,000,000                                   1,000,000




  TRANSPORTATION Delta Air Lines, 7.90%, 12/15/2009                          2,500,000       100,000     1,350,000       3,950,000




       UTILITIES Alabama Power Co., 7.125%, 08/15/2004                       2,500,000       500,000     3,500,000       6,500,000
                 Calpine Corp, 7.75%, 04/15/2009                             4,185,000       220,000     2,415,000       6,820,000
                 Calpine Corp, 8.625%, 08/15/2010                            3,815,000       105,000     1,585,000       5,505,000
                 Cleveland Electric Illumination Co., 7.67%, 07/01/2004      8,600,000       600,000     5,900,000      15,100,000

                 Detroit Edison Co., 7.50%, 02/01/2005                       8,600,000       375,000     4,300,000      13,275,000
                 Niagara Mohawk Power Corp., 6.625%, 07/01/2005              2,000,000       400,000     4,750,000       7,150,000
                 Niagara Mohawk Power Corp., 6.625%, 07/01/2005              7,250,000                                   7,250,000
Total Corporate Bonds (Cost of $385,455,986, $20,202,123, $181,104,822,
and $586,762,931 respectively

TOTAL INVESTMENT PORTFOLIO (Cost of $817,071,667, $39,898,106,
$403,201, 355, and $1,260,171,128 respectively


                 Funding Corp., 7.50%, 11/01/2009                            3,297,195       149,872     1,598,640       5,045,707
                 Prudential Insurance Co., 6.375%, 07/23/2006               11,442,480       953,540                    12,396,020
                 Wells Fargo Company, 7.25%, 08/24/2005                      8,689,870       454,702     4,344,935      13,489,507
                                                                          ----------------------------------------------------------
                                                                           129,888,260     6,123,509    67,291,222     203,302,991
                                                                          ==========================================================

   MANUFACTURING Dow Chemical Co., 7.00%, 08/15/200                          8,352,124       402,512     4,125,748      12,880,384
                 International Paper Co., 8.125%, 07/08/2005                 1,936,725       438,991     4,467,379       6,843,095
                 International Paper Co., 8.125%, 07/08/2005                 7,049,679                                   7,049,679
                                                                          ----------------------------------------------------------
                                                                            17,338,528       841,503     8,593,127      26,773,158
                                                                          ==========================================================

           MEDIA British Sky Broadcasting, 6.875%, 02/23/2009                8,637,296       347,228     4,513,964      13,498,488
                 Cablevision Systems Corp., 7.875%, 12/15/2007               9,273,650       458,375     7,720,000      17,452,025
                 AMFM., 8.00%, 11/01/2008                                    2,780,937       505,625     4,500,062       7,786,624
                 AMFM., 8.00%, 11/01/2008                                    6,067,500                                   6,067,500
                 Charter Communications Holdings LLC, 8.25%,                 8,550,000       450,000     3,825,000      12,825,000
                 News America Holdings, Inc., 9.25%, 02/01/2013              9,084,101       437,788     4,487,327      14,009,216
                 Outdoor Systems, Inc., 8.875%, 06/15/2007                  11,288,750       256,562                    11,545,312
                 Time Warner Inc., 9.125%, 01/15/2013                        7,292,155       448,748     4,599,667      12,340,570
                 Time Warner Inc., 9.125%, 01/15/2013                        1,121,870                                   1,121,870
                                                                          ----------------------------------------------------------
                                                                            64,096,259     2,904,326    29,646,020      96,646,605
                                                                          ==========================================================

  TRANSPORTATION Delta Air Lines, 7.90%, 12/15/2009                          2,386,450        95,458     1,288,683       3,770,591
                                                                          ----------------------------------------------------------
                                                                             2,386,450        95,458     1,288,683       3,770,591
                                                                          ==========================================================

       UTILITIES Alabama Power Co., 7.125%, 08/15/2004                       2,511,725       502,341     3,516,415       6,530,481
                 Calpine Corp, 7.75%, 04/15/2009                             3,968,802       208,634     2,290,241       6,467,677
                 Calpine Corp, 8.625%, 08/15/2010                            3,803,745       104,690     1,580,324       5,488,759
                 Cleveland Electric Illumination Co., 7.67%, 07/01/2004      8,676,712       605,352     5,952,628      15,234,692
                 Detroit Edison Co., 7.50%, 02/01/2005                       8,646,096       377,010     4,323,048      13,346,154
                 Niagara Mohawk Power Corp., 6.625%, 07/01/2005              1,936,800       387,378     4,599,917       6,924,095
                 Niagara Mohawk Power Corp., 6.625%, 07/01/2005              7,020,914                                   7,020,914
                                                                          ----------------------------------------------------------
Total Corporate Bonds (Cost of $385,455,986, $20,202,123,
$181,104,822, and $586,762,931 respectively)                                36,564,794     2,185,405    22,262,573      61,012,772
                                                                          ==========================================================




                                                                --------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO (Cost of $817,071,667, $39,898,106,
$403,201,355, and $1,260,171,128 respectively)                    812,444,879    39,869,608            406,750,057   1,259,064,544
                                                                ====================================================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                     Scudder        Scudder Corporate      Kemper Income &       Pro Forma            Pro Forma
                                     Income              Bond            Capital Preservation    Adjustments          Combined
                                 ---------------    ------------------   --------------------   -------------      ---------------
Investments, at value            $ 812,444,879       $ 39,869,608          $ 406,750,057                            $1,259,064,544
Cash                                   676,609             26,097                213,694                            $      916,400
Other assets less liabilities        5,303,189            456,534              4,715,044         $          -   (2) $   10,474,767
                                 -------------       ------------          -------------         ------------       --------------
Total Net assets                 $ 818,424,677       $ 40,352,239          $ 411,678,795         $          -       $1,270,455,711
                                 =============       ============          =============         ============       ==============

Net Assets
Class S Shares                   $ 639,400,340       $ 40,352,239                                                   $  679,752,579
Class AARP Shares                $ 179,024,337                                                                      $  179,024,337
Class A Shares                                                             $ 308,849,706                            $  308,849,706
Class B Shares                                                             $  77,495,608                            $   77,495,608
Class C Shares                                                             $  19,108,803                            $   19,108,803
Class I Shares                                                             $   6,224,678                            $    6,224,678
Shares Outstanding
Class S Shares                      52,003,479          3,554,485                                    (273,815)          55,284,149
Class AARP Shares                   14,564,301                                                                          14,564,301
Class A Shares                                                                38,637,583          (13,527,851)          25,109,732
Class B Shares                                                                 9,736,221           (3,435,765)           6,300,456
Class C Shares                                                                 2,391,283             (837,722)           1,553,561
Class I Shares                                                                   779,900             (273,829)             506,071
Net Asset Value per Share
Class S Shares                   $       12.30       $      11.35                                                            12.30
Class AARP Shares                $       12.29                                                                               12.29
Class A Shares                                                                      7.99                                     12.30
Class B Shares                                                                      7.96                                     12.30
Class C Shares                                                                      7.99                                     12.30
Class I Shares                                                                      7.98                                     12.30

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                   Kemper Income &
                                                      Scudder         Scudder          Capital          Pro Forma        Pro Forma
                                                      Income      Corporate Bond     Preservation      Adjustments       Combined
                                                   -------------------------------------------------------------------------------
Investment Income:
  Interest and dividend income                      $ 54,455,101     2,918,569      33,137,606     $         -        $ 90,511,276
                                                   -------------------------------------------------------------------------------
            Total Investment Income                   54,455,101     2,918,569      33,137,606                          90,511,276
  Expenses
     Management fees                                   4,282,831       265,219       2,394,927        (651,132)  (3)     6,291,845
    12B-1                                                      -             -       1,804,815                           1,804,815
     Trustees Fees                                        88,561        37,938          24,961               -   (4)       151,460
     All other expenses                                6,025,488       445,124       1,386,466      (4,099,992)  (5)     3,757,086
                                                   -------------------------------------------------------------------------------
  Total expenses before reductions                    10,396,880       748,281       5,611,169      (4,751,124)         12,005,206
  Expense reductions                                  (3,151,532)     (739,387)              -       3,712,092   (6)      (178,827)
                                                   -------------------------------------------------------------------------------
  Expenses, net                                        7,245,348         8,894       5,611,169      (1,039,032)         11,826,379
                                                   -------------------------------------------------------------------------------
Net investment income (loss)                          47,209,753     2,909,675      27,526,437       1,039,032          78,684,897
                                                   -------------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments          (45,145,178)   (2,085,465)    (37,204,391)             --         (84,435,034)

  Net unrealized appreciation (depreciation)
     of investments                                   33,926,789     1,857,915      28,703,222              --          64,487,926
                                                   -------------------------------------------------------------------------------

Net increase in net assets from operations          $ 35,991,364   $ 2,682,125    $ 19,025,268     $ 1,039,032        $ 58,737,789
                                                   ===============================================================================


Notes to Pro Forma Combining Financial Statements
                 (Unaudited)
             September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for the Scudder Income Fund, Scudder Corporate Bond Fund and Kemper Income & Capital Preservation Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx, $xxxxx and $xxxxxx to be borne by Scudder Income Fund, Scudder Corporate Bond Fund and the Fund, respectively.

3. Represents reduction in management fees resulting from the utilization of Scudder Income Fund's a new investment management agreement for the entire year.

4. Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the utilization of Scudder Income Fund's administration fee for the entire year.

6. Reflects adjustment for fee waivers currently in effect.

                          PART C.  OTHER INFORMATION

Item 15.         Indemnification.
--------         ----------------

                 A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                 Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                 Section 4.1. No personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                 Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                 Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                 (b) No indemnification shall be provided hereunder to a Trustee or officer:

                    (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                 (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                 (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                    (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.

                 As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.      Exhibits.
--------      ---------
             (1)  (a)(1) Amended and Restated Declaration of Trust dated
                         November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

                  (a)(2) Certificate of Amendment of Declaration of Trust dated
                         November 13, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                  (a)(3) Certificate of Amendment of Declaration of Trust dated
                         October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                  (a)(4) Establishment and Designation of Series dated October
                         13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                  (a)(5) Establishment and Designation of Series dated April 9,
                         1996 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

                  (a)(6) Establishment and Designation of Series, on behalf of
                         Corporate Bond Fund, dated August 25, 1998 is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.

                  (a)(7) Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Balanced Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

                  (a)(8) Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder High Yield Bond Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

                  (a)(9) Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Income Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

             (2)  (b)(1) By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                  (b)(2) Amendment to By-Laws of the Registrant dated August 13,
                         1991 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                  (b)(3) Amendment to By-Laws of the Registrant dated November
                         12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

             (3)         Inapplicable.

             (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

             (5)         Inapplicable.

             (6)  (d)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                  (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                  (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                  (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Kemper Investments, Inc. dated September 7,1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                    (d)(5) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated July 31, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (d)(6) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated August 28, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (d)(7) Form of Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated October 2, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

             (7)    (e)(1)    Underwriting Agreement between the Registrant and
                              Scudder Investor Services, Inc. dated September 7,
                              1998 is incorporated by reference to Post-
                              Effective Amendment No. 77 to the Registration
                              Statement.

                    (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

             (8)              Inapplicable.

             (9)    (g)(1)    Custodian Contract and fee schedule between the
                              Registrant and State Street Bank and Trust Company
                              ("State Street") dated December 31, 1984 is incorporated by reference to Post-Effective
                              Amendment No. 69 to the Registration Statement.

                    (g)(2) Fee schedule for Exhibit (9)(g)(1) dated October 7, 1986 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(3) Amendment to Custodian Contract between the Registrant and State Street dated April 1, 1985 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(4) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(5) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(6) Amendment to Custodian Contract between the Registrant and State Street dated August 11, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(7) Amendment to Custodian Contract between the Registrant and State Street dated August 9, 1988 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(8) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

                    (g)(9) Amendment to Custodian Contract between the Registrant and State Street dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                    (g)(10) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                    (g)(11) Subcustodian Agreement with fee schedule between State Street and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (g)(12) Amendment dated February 8, 1999 to Custodian Contract between the Registrant and State Street dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

             (10)   (n)(1)    Plan with respect to Scudder Balanced Fund
                              pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(2) Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(3) Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(4) Amended and Restated Plan with respect to Scudder Balanced Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(5) Amended and Restated Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(6) Amended and Restated Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(7) Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(8) Amended and Restated Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

                    (n)(9) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

             (11)             Opinion and Consent of Dechert is filed herewith.

             (12) Opinion and Consent of Willkie, Farr & Gallagher is to be filed by post-effective amendment.

             (13)   (h)(1)    Transfer Agency and Service Agreement with fee
                              schedule between the Registrant and Scudder
                              Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective
                              Amendment No. 69 to the Registration Statement.

                    (h)(2) Revised Fee Schedule dated October 1, 1995 for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                    (h)(3) Revised Fee Schedule dated October 1, 1996 for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                    (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

                    (h)(5) Revised Fee Schedule dated October 1, 1996 for Exhibit (13)(h)(4) is incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.

                    (h)(6) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Balance Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (h)(7) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting Corporation dated January 18, 1995 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

                    (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting Corporation dated January 12, 1995 is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

                    (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting Corporation dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

                    (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Fund Accounting Corporation dated August 31, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                    (h)(12) Form of Administrative Agreement between the Registrant and Scudder Kemper Investments, Inc. dated July 24, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

             (14) Consents of Independent Accountants are filed herewith.

             (15)             Inapplicable.

             (16)             Powers of Attorney are filed herewith.

             (17)             Form of Proxy is filed herewith.

Item 17.     Undertakings.
--------     ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Portfolio Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of December, 2000.

                              SCUDDER PORTFOLIO TRUST

                              By:    /s/ Linda C. Coughlin
                                   -------------------------
                              Title:  President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                                      TITLE                               DATE
         ---------                                      -----                               ----

/s/ Linda C. Coughlin                                  President and Trustee          December 28, 2000
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr. *                             Trustee                        December 28, 2000
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll  *                             Trustee                        December 28, 2000
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler     *                             Trustee                        December 28, 2000
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox         *                             Trustee                        December 28, 2000
---------------------------
Keith R. Fox

/s/ Joan E. Spero        *                             Trustee                        December 28, 2000
---------------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                            Trustee                        December 28, 2000
---------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel       *                             Trustee                        December 28, 2000
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick     *                             Trustee                        December 28, 2000
---------------------------
Steven Zaleznick

/s/ John R. Hebble                        Treasurer (Principal Financial and          December 28, 2000
---------------------------                      Accounting Officer)
John R. Hebble

     *By:    /s/ Joseph R. Fleming                                            December 28, 2000
             ----------------------------
     Joseph R. Fleming, Attorney-in-fact


*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                            SCUDDER PORTFOLIO TRUST

                                 EXHIBIT INDEX

Exhibit 10(n)(9)   Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11         Opinion and Consent of Dechert

Exhibit 14         Consents of Independent Accountants

Exhibit 16         Powers of Attorney

Exhibit 17         Form of Proxy